CCM Alternative Income Fund

Schedule of Investments August 31, 2022 (unaudited)

	Shares	Value
COMMON STOCK - 49.89%
Communication Services - 3.70%
AT&T	23,425	$410,874
Omnicom Group	2,900	194,010
Verizon Communications (a)	8,600	359,566
		964,450
Consumer Discretionary - 3.01%
Jack in the Box (b)	3,750	299,475
Restaurant Brands International	8,200	483,800
		783,275
Consumer Staples - 5.05%
Coca-Cola Femsa	5,350	327,581
Mondelez International, Cl A	7,500	463,950
Unilever	11,500	521,985
		1,313,516
Energy - 5.23%
Enviva	19,600	1,362,592

Financials - 8.99%
BlackRock, Cl A	120	79,967
Fidelity National Financial (a)	10,800	422,280
Financial Institutions	12,000	312,360
Lincoln National Corp.	6,600	303,996
Manulife Financial Corp.	18,500	319,865
Principal Financial Group (b)	6,300	470,988
Toronto-Dominion Bank	6,700	431,078
		2,340,534
Health Care - 4.83%
Bristol-Myers Squibb (a)	9,900	667,359
Cardinal Health (b)	4,300	304,096
Cigna Corp. (b)	500	141,725
Merck	1,700	145,112
		1,258,292
Industrials - 1.22%
Parker-Hannifin Corp. (b)	1,200	318,000
Information Technology - 1.63%
Broadcom (a)(b)	850	424,243
Real Estate - 9.05%
Alexandria Real Estate Equities (c)	1,050	161,070
American Tower Corp. (c)	1,200	304,860
Healthcare Realty Trust, Cl A (c)	10,000	243,200
Highwoods Properties (c)	11,400	346,674
Realty Income (c)	7,000	477,960
WP Carey (c)	9,800	823,494
		2,357,258
Utilities - 7.18%
Clearway Energy, Cl A	14,000	482,720
CMS Energy Corp.	5,000	337,700
Dominion Energy	3,500	286,300
NextEra Energy Partners	9,300	763,437
		1,870,157
TOTAL COMMON STOCK
(Cost $12,448,564)		12,992,317

CCM Alternative Income Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 16.67%
California - 2.16%
Rancho Cucamonga Redevelopment Successor Agency, Ser B, TA, NATL
6.262%, 09/01/2031	$250,000	$269,972
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034 (a)	250,000	292,732
		562,704

Florida - 2.40%
Miami-Dade County, RB, AGM
7.500%, 04/01/2040	500,000	625,631

Georgia - 1.61%
Atlanta Development Authority, RB
5.350%, 01/01/2035 (a)	400,000	418,299

Illinois - 1.78%
Bedford Park Village, Ser B, RB, AGM
Callable 12/01/2023 @ 100
6.570%, 12/01/2030 (a)	445,000	463,170

Maryland - 2.60%
Baltimore, TA
5.375%, 09/01/2025	190,000	187,799
Baltimore, TA
Callable 09/01/2025 @ 100
5.375%, 09/01/2030	500,000	489,077
		676,876

Nevada - 3.35%
Washoe County, RB
7.969%, 02/01/2040 (a)	675,000	872,840

New Jersey - 1.97%
New Jersey State Economic Development Authority, Ser A2, RB, AGC
6.310%, 07/01/2026	495,000	513,951

Washington - 0.80%
King County Housing Authority, RB
Callable 10/21/2022 @ 100
6.375%, 12/31/2046	205,000	207,152

TOTAL MUNICIPAL BONDS
(Cost $4,316,976)		4,340,623

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.98%
FGLMC Single Family - 0.01%
Pool FHR 2106, IO, 5.66%, 12/15/2028 (d)	16,744	1,199

FHA Project Loans - 7.30%
Pool Robin Ridge, 5.75%, 01/01/2035 (e)	89,374	88,644

CCM Alternative Income Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — continued
Pool 023-98146, 6.51%, 07/01/2047 (e)	$1,732,347	$1,695,556
Pool A35272, 6.95%, 11/01/2025 (e)	117,205	116,345
		1,900,545

FNMA Multifamily - 1.19%
Pool 464296, 5.86%, 01/01/2028	300,450	310,907

GNMA Multifamily - 1.52%
Pool 2010-68, IO, 4.21%, 06/20/2040 (d)	238,263	31,856
Pool 699710, 5.43%, 07/15/2044	364,277	363,814
		395,670

Small Business Administration - 0.04%
Pool 2008-20C, 5.49%, 03/01/2028	10,286	10,305

USDA Loan - 5.92%
Pool Ryze, 5.25%, 06/25/2038 (e)	734,580	734,580
Pool Grand Prairie Apartments, 5.95%, 12/01/2047	762,154	808,035
		1,542,615
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,448,136)		4,161,241

CORPORATE BONDS - 6.49%
Consumer Discretionary - 4.04%
Conservation Fund A Nonprofit Corp.
3.47%, 12/15/2029 (a)	250,000	225,989
Ford Motor
6.10%, 08/19/2032	250,000	243,437
General Motors
5.60%, 10/15/2032	250,000	239,329
Howard University
5.21%, 10/01/2052	150,000	138,084
Salvation Army
5.68%, 09/01/2031	100,000	105,297
YMCA of Greater New York
4.27%, 08/01/2024	100,000	98,830
		1,050,966
Financials - 2.45%
Charles Schwab Corp.
4.00%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168% (d) (f)	330,000	283,800
Toronto-Dominion Bank
5.75%, Canadian Govt Bonds 5 Year Note + 3.317% (d) (f)	500,000	354,217
		638,017
TOTAL CORPORATE BONDS
(Cost $1,791,429)		1,688,983

ASSET-BACKED SECURITIES - 5.11%
Other Asset-Backed Securities - 5.11%
Dividend Solar Loans
3.67%, 08/22/2039 (g)	250,858	231,975
FREED Trust
3.03%, 05/18/2029 (g)	148,944	147,282

CCM Alternative Income Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES — continued
HSI Asset Securitization Corp Trust
3.22%, ICE LIBOR USD 1 Month + 0.780%, 11/25/2035 (d)	$122,972	$117,991
Mill City Solar Loan
4.34%, 03/20/2043 (g)	300,003	291,436
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (g)	49,974	47,087
4.01%, 06/22/2043 (g)	56,709	54,456
Oportun Funding
3.25%, 06/15/2029 (g)	176,743	173,561
TES
4.33%, 10/20/2047 (g)	286,264	266,469
TOTAL ASSET-BACKED SECURITIES
(Cost $1,353,945)		1,330,257
	Shares
PREFERRED STOCK - 4.73%
Financials - 3.63%
M&T Bank Corp., 5.625%, ICE LIBOR USD 3 Month + 4.020% (d) (f)	8,736	230,980
Signature Bank NY, 5.000% (f)	16,500	307,560
Synovus Financial Corp., 5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127% (d) (f)	17,000	407,490
		946,030
Utilities - 1.10%
Brookfield Renewable Partners, 5.250% (f) (h)	14,206	287,103

TOTAL PREFERRED STOCK
(Cost $1,301,523)		1,233,133

EXCHANGE - TRADED FUNDS - 4.42%
Global X S&P 500 Covered Call ETF	16,500	680,130
SPDR Blackstone Senior Loan ETF	11,000	471,130
TOTAL EXCHANGE - TRADED FUNDS
(Cost $1,293,177)		1,151,260

SHORT-TERM INVESTMENT - 2.83%
Money Market Fund - 2.83%
First American Government Obligations Fund, Cl Z, 2.00%, (i)	738,233	738,233
TOTAL SHORT-TERM INVESTMENT
(Cost $738,233)		738,233
Total Investments (Cost $27,691,983) - 106.12%		$27,636,047
Liabilities in Excess of Other Assets, Net - (6.12)%		(1,594,349)
NET ASSETS - 100.00%		$26,041,698

WRITTEN OPTIONS - (0.07)%
TOTAL WRITTEN OPTIONS
(Premiums Received $14,220)		$(19,160)

CCM Alternative Income Fund

Schedule of Investments August 31, 2022 (unaudited)

A list of the open futures contracts held by the Fund at August 31, 2022 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-MINI	(5)	Sep-2022	$(453,638)	$(461,150)	$(7,512)
S&P 500 Index E-MINI	(12)	Sep-2022	(2,458,543)	(2,373,900)	84,643
U.S. 2-Year Treasury Note	(10)	Sep-2022	(2,103,966)	(2,085,547)	18,419
U.S. 5-Year Interest Rate Swap	(8)	Sep-2022	(747,298)	(740,313)	6,985
U.S. 5-Year Treasury Note	(15)	Sep-2022	(1,678,503)	(1,661,719)	16,784
U.S. 10-Year Interest Rate Swap	(8)	Sep-2022	(735,548)	(733,375)	2,173
U.S. 10-Year Treasury Note	(14)	Sep-2022	(1,651,956)	(1,636,250)	15,706
U.S. Long Treasury Bond	(6)	Sep-2022	(821,117)	(818,437)	2,680
			$(10,650,569)	$(10,510,691)	$139,878

A list of the open options contracts held by the Fund at August 31, 2022, is as follows:

	Contracts	Notional Amount	Value
WRITTEN OPTIONS - (0.10)%
Call Options
Broadcom
Expires 09/17/2022, Strike Price $580.00	(4)	$(199,644)	$(220)
Cardinal Health
Expires 09/17/2022, Strike Price $67.50	(43)	(304,096)	(15,480)
Cigna Corp.
Expires 09/17/2022, Strike Price $300.00	(5)	(141,725)	(475)
Jack in the Box
Expires 09/17/2022, Strike Price $95.00	(18)	(143,748)	(2,115)
Parker-Hannifin Corp.
Expires 09/17/2022, Strike Price $300.00	(6)	(159,000)	(120)
Principal Financial Group
Expires 09/17/2022, Strike Price $80.00	(30)	(224,280)	(750)
TOTAL WRITTEN OPTIONS
(Premiums Received $14,220)			$(19,160)

(a)	All or a portion of the shares have been committed as collateral for futures contracts.
(b)	Underlying security for a written/purchased option.
(c)	REIT - Real Estate Investment Trust.
(d)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(e)	Level 3 security in accordance with fair value hierarchy.
(f)	Perpetual security with no stated maturity date.
(g)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At August 31, 2022, these securities amounted to $1,212,266, which represents 4.66% of total net assets.

(h)	Security is considered to be a Master Limited Partnership. At August 31, 2022 these securities amounted to $287,103 or 1.10% of total net assets.

CCM Alternative Income Fund

Schedule of Investments August 31, 2022 (unaudited)

(i)	The rate shown is the 7-day effective yield as of August 31, 2022.

AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corp.
Cl — Class
ETF — Exchange-Traded Fund
FGLMC— Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FHR — Family Housing Resources, Inc.
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE— Intercontinental Exchange
IO — Interest Only
LIBOR— London Interbank Offered Rate
NATL— National Public Finance Guarantee Corporation
RB — Revenue Bond
S&P— Standard & Poor's
Ser — Series
SPDR — Standard & Poor's Depository Receipt
TA — Tax Allocation
USD — United States Dollar
USDA — United States Department of Agriculture
US Treas — United States Treasury

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at August 31, 2022:

Assets	Level 1	Level 2	Level 3		Total
Common Stock	$12,992,317	$—	$—		$12,992,317
Municipal Bonds	—	4,340,623	—		4,340,623
U.S. Government & Agency Obligations	—	1,526,116	2,635,125		4,161,241
Corporate Bonds	—	1,688,983	—		1,688,983
Asset-Backed Securities	—	1,330,257	—		1,330,257
Preferred Stock	407,490	825,643	—		1,233,133
Exchange - Traded Funds	1,151,260	—	—		1,151,260
Short-Term Investment	738,233	—	—		738,233
Total Investments in Securities	$15,289,300	$9,711,622	$2,635,125	*	$27,636,047

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Written Options	$(19,160)	$—	$—		$(19,160)
Future Contracts**
Unrealized Appreciation	147,390	—	—		147,390
Unrealized Depreciation	(7,512)	—	—		(7,512)
Total Other Financial Instruments	$120,718	$—	$—		$120,718

*

Represents securities valued at fair value as determined by Community Capital

Management, LLC, the Fund's investment adviser, in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

CCM Alternative Income Fund

Schedule of Investments August 31, 2022 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2022	$2,670,059
Accrued discounts/premiums	1,287
Realized gain/(loss)	(374)
Change in unrealized appreciation/(depreciation)	(16,885)
Purchases	—
Sales	(18,962)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of August 31, 2022	$2,635,125
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(16,885)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2022. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2022	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$1,900,545	Matrix Pricing	Structure	All are lockout with remaining maturity terms ranging 0.00 – 0.85 (0.33) Years
			Average Life Years	0.00 – 0.85 (0.33) Years
			Spread to Benchmark	N+255 – N+321 (N+276)
U.S. Government & Agency Obligations - USDA Loan	$734,580	Matrix Pricing	Structure	Fixed Coupon
			Spread to Benchmark	N+448
			Average Life Years	6.30 Years

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2022, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 59.37%
FGLMC Single Family - 8.18%
Pool QN8332, 2.00%, 11/01/2036	$345,823	$320,261
Pool QB3154, 2.00%, 09/01/2050	2,651,372	2,287,125
Pool QB3835, 2.00%, 09/01/2050	3,426,401	2,956,215
Pool QB3978, 2.00%, 09/01/2050	3,431,130	2,960,297
Pool RA3677, 2.00%, 09/01/2050	1,791,395	1,547,805
Pool QB4065, 2.00%, 10/01/2050	1,498,363	1,292,246
Pool QB4506, 2.00%, 10/01/2050	3,604,464	3,108,716
Pool QB5044, 2.00%, 11/01/2050	2,517,994	2,171,610
Pool QB5903, 2.00%, 11/01/2050	1,345,071	1,161,070
Pool QB6583, 2.00%, 12/01/2050	1,469,977	1,267,681
Pool QB7302, 2.00%, 01/01/2051	2,266,489	1,956,530
Pool QB8043, 2.00%, 01/01/2051	2,419,415	2,089,523
Pool QB8769, 2.00%, 02/01/2051	3,436,183	2,963,416
Pool QB9466, 2.00%, 03/01/2051	5,811,690	5,011,318
Pool RA4768, 2.00%, 03/01/2051	3,294,814	2,840,969
Pool RA4957, 2.00%, 03/01/2051	2,052,260	1,770,544
Pool QC0480, 2.00%, 04/01/2051	3,790,044	3,270,906
Pool QC1370, 2.00%, 04/01/2051	2,908,202	2,511,664
Pool RA5067, 2.00%, 04/01/2051	1,719,913	1,482,913
Pool QC3549, 2.00%, 06/01/2051	763,009	658,963
Pool RA5570, 2.00%, 07/01/2051	2,152,175	1,855,428
Pool RA5594, 2.00%, 07/01/2051	1,730,519	1,491,999
Pool QC5139, 2.00%, 08/01/2051	4,232,181	3,662,749
Pool QC6098, 2.00%, 08/01/2051	1,367,450	1,185,113
Pool RA5698, 2.00%, 08/01/2051	2,266,421	1,953,861
Pool QC6906, 2.00%, 09/01/2051	2,639,363	2,286,547
Pool QC8223, 2.00%, 10/01/2051	2,995,481	2,598,556
Pool QC9420, 2.00%, 10/01/2051	1,769,522	1,536,434
Pool RA6095, 2.00%, 10/01/2051	2,100,628	1,821,674
Pool QD1137, 2.00%, 11/01/2051	1,533,888	1,329,922
Pool RA6332, 2.00%, 11/01/2051	2,677,617	2,312,502
Pool QD2417, 2.00%, 12/01/2051	505,351	438,038
Pool QD5482, 2.00%, 01/01/2052	1,028,166	886,201
Pool QD6359, 2.00%, 02/01/2052	1,292,210	1,117,621
Pool QD7968, 2.00%, 02/01/2052	2,717,185	2,341,456
Pool SB8112, 2.50%, 07/01/2036	2,971,749	2,813,293
Pool RA2477, 2.50%, 04/01/2050	1,069,437	958,343
Pool RA2531, 2.50%, 05/01/2050	2,336,548	2,100,156
Pool RA2532, 2.50%, 05/01/2050	596,625	534,973
Pool RA2612, 2.50%, 05/01/2050	5,342,624	4,787,056
Pool QB0264, 2.50%, 06/01/2050	848,913	760,727
Pool QB0406, 2.50%, 06/01/2050	662,270	594,666
Pool QB0768, 2.50%, 07/01/2050	160,773	144,362
Pool QB0769, 2.50%, 07/01/2050	1,422,941	1,275,087
Pool QB0821, 2.50%, 07/01/2050	631,788	566,767
Pool QB1534, 2.50%, 07/01/2050	1,057,211	947,359
Pool QB1536, 2.50%, 07/01/2050	890,066	797,416
Pool QB1680, 2.50%, 07/01/2050	986,346	883,699
Pool RA3120, 2.50%, 07/01/2050	2,262,260	2,027,138
Pool QB2045, 2.50%, 08/01/2050	2,263,617	2,028,108
Pool QB2636, 2.50%, 08/01/2050	761,102	682,141

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool QB2675, 2.50%, 08/01/2050	$1,027,933	$921,714
Pool QB2739, 2.50%, 08/01/2050	1,524,443	1,365,759
Pool RA3298, 2.50%, 08/01/2050	3,349,679	3,001,272
Pool RA3322, 2.50%, 08/01/2050	706,454	632,974
Pool RA3381, 2.50%, 08/01/2050	2,663,330	2,386,168
Pool QB3152, 2.50%, 09/01/2050	2,447,390	2,192,628
Pool QB3834, 2.50%, 09/01/2050	1,627,084	1,459,628
Pool QB3976, 2.50%, 09/01/2050	1,848,490	1,658,255
Pool RA3545, 2.50%, 09/01/2050	965,895	865,200
Pool QB4066, 2.50%, 10/01/2050	776,660	699,611
Pool QB4507, 2.50%, 10/01/2050	2,486,869	2,229,546
Pool QB5042, 2.50%, 11/01/2050	4,466,169	3,999,885
Pool QB5904, 2.50%, 11/01/2050	1,765,420	1,581,757
Pool QC1163, 2.50%, 04/01/2051	1,444,044	1,293,123
Pool QC1953, 2.50%, 05/01/2051	1,739,041	1,561,536
Pool QC3550, 2.50%, 07/01/2051	2,850,945	2,557,069
Pool QC4341, 2.50%, 07/01/2051	1,579,728	1,414,489
Pool QC5136, 2.50%, 08/01/2051	2,857,755	2,568,305
Pool QC6096, 2.50%, 08/01/2051	2,345,784	2,107,265
Pool QC6907, 2.50%, 09/01/2051	1,120,078	1,006,238
Pool QC9422, 2.50%, 10/01/2051	1,939,034	1,741,375
Pool QD1136, 2.50%, 11/01/2051	1,754,221	1,578,572
Pool QD4139, 2.50%, 12/01/2051	844,693	761,740
Pool QD4141, 2.50%, 12/01/2051	1,347,394	1,211,512
Pool RA6478, 2.50%, 12/01/2051	8,988	8,034
Pool QD4132, 2.50%, 01/01/2052	1,895,697	1,698,224
Pool QD6358, 2.50%, 02/01/2052	952,819	857,853
Pool QD7966, 2.50%, 02/01/2052	1,143,306	1,021,957
Pool RA6794, 2.50%, 02/01/2052	1,184,677	1,058,969
Pool QD8214, 2.50%, 03/01/2052	807,967	724,712
Pool Q16506, 3.00%, 02/01/2043	15,315	14,487
Pool Q40627, 3.00%, 05/01/2046	2,178,004	2,061,451
Pool Q41877, 3.00%, 07/01/2046	1,038,609	981,738
Pool Q43158, 3.00%, 09/01/2046	622,480	588,396
Pool Q44344, 3.00%, 11/01/2046	215,447	203,527
Pool Q44395, 3.00%, 11/01/2046	1,508,560	1,419,799
Pool Q45623, 3.00%, 01/01/2047	2,860,169	2,699,956
Pool QA2069, 3.00%, 08/01/2049	504,515	472,365
Pool QA2173, 3.00%, 08/01/2049	592,222	551,189
Pool QA2405, 3.00%, 09/01/2049	342,684	318,391
Pool QA3109, 3.00%, 09/01/2049	817,324	762,891
Pool QA3562, 3.00%, 10/01/2049	1,430,603	1,330,148
Pool QA4231, 3.00%, 11/01/2049	1,571,430	1,458,262
Pool QA4780, 3.00%, 11/01/2049	529,072	491,519
Pool RA1773, 3.00%, 11/01/2049	939,700	873,570
Pool QA5579, 3.00%, 12/01/2049	1,199,363	1,113,184
Pool QA5721, 3.00%, 01/01/2050	1,166,495	1,084,677
Pool QA5900, 3.00%, 01/01/2050	516,329	482,316
Pool QA6535, 3.00%, 01/01/2050	1,239,644	1,152,277
Pool RA2089, 3.00%, 01/01/2050	509,745	473,655
Pool QA6834, 3.00%, 02/01/2050	488,623	454,549
Pool QA7417, 3.00%, 02/01/2050	1,230,214	1,140,482
Pool QA7634, 3.00%, 03/01/2050	1,339,415	1,245,824

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool QA8482, 3.00%, 03/01/2050	$1,531,572	$1,426,326
Pool QB0265, 3.00%, 06/01/2050	301,820	280,519
Pool QB0757, 3.00%, 07/01/2050	831,797	774,771
Pool QB0816, 3.00%, 07/01/2050	482,550	448,307
Pool QB1681, 3.00%, 07/01/2050	528,637	492,818
Pool QB2046, 3.00%, 08/01/2050	1,444,394	1,345,137
Pool QB2674, 3.00%, 08/01/2050	1,258,024	1,168,947
Pool QB3153, 3.00%, 09/01/2050	1,616,714	1,502,108
Pool SD8108, 3.00%, 11/01/2050	7,989,781	7,418,362
Pool SD8152, 3.00%, 03/01/2052	1,316,138	1,220,289
Pool QE0361, 3.00%, 04/01/2052	382,161	355,098
Pool QE0366, 3.00%, 04/01/2052	830,540	773,074
Pool QE1667, 3.00%, 04/01/2052	1,083,104	1,005,485
Pool QE2155, 3.00%, 04/01/2052	1,137,596	1,054,480
Pool QE1714, 3.00%, 05/01/2052	1,799,145	1,667,838
Pool QE1717, 3.00%, 05/01/2052	1,522,201	1,417,421
Pool Q07121, 3.50%, 04/01/2042	25,152	24,537
Pool Q07398, 3.50%, 04/01/2042	43,895	42,769
Pool Q37430, 3.50%, 11/01/2045	74,626	72,201
Pool Q38376, 3.50%, 01/01/2046	638,004	617,272
Pool Q39359, 3.50%, 03/01/2046	1,032,982	999,420
Pool Q40641, 3.50%, 05/01/2046	356,190	344,771
Pool Q45628, 3.50%, 01/01/2047	2,300,456	2,227,681
Pool Q47221, 3.50%, 03/01/2047	461,531	446,693
Pool Q48279, 3.50%, 05/01/2047	643,543	620,880
Pool Q49035, 3.50%, 06/01/2047	421,441	406,735
Pool Q49605, 3.50%, 07/01/2047	230,584	223,161
Pool Q50514, 3.50%, 08/01/2047	52,402	50,793
Pool Q50393, 3.50%, 09/01/2047	1,447,655	1,400,803
Pool Q50943, 3.50%, 09/01/2047	365,581	353,909
Pool Q51685, 3.50%, 10/01/2047	1,222,330	1,182,762
Pool V83539, 3.50%, 10/01/2047	1,068,270	1,035,498
Pool Q52610, 3.50%, 11/01/2047	1,237,796	1,198,234
Pool V83815, 3.50%, 12/01/2047	889,406	860,072
Pool Q53325, 3.50%, 01/01/2048	939,817	908,030
Pool Q54012, 3.50%, 01/01/2048	1,096,246	1,059,510
Pool Q54511, 3.50%, 02/01/2048	1,269,400	1,228,041
Pool Q54585, 3.50%, 02/01/2048	587,091	567,965
Pool Q54876, 3.50%, 03/01/2048	408,876	394,666
Pool Q55002, 3.50%, 03/01/2048	1,250,167	1,204,133
Pool Q62396, 3.50%, 04/01/2049	235,833	227,035
Pool QA2070, 3.50%, 08/01/2049	439,216	422,613
Pool QA2301, 3.50%, 08/01/2049	400,749	385,412
Pool QA3110, 3.50%, 09/01/2049	576,538	553,719
Pool QA3982, 3.50%, 10/01/2049	505,976	485,861
Pool QA4885, 3.50%, 11/01/2049	410,197	394,117
Pool QA6536, 3.50%, 01/01/2050	691,368	664,661
Pool QA7418, 3.50%, 02/01/2050	552,925	531,436
Pool QE0367, 3.50%, 04/01/2052	404,592	386,037
Pool QE0369, 3.50%, 04/01/2052	1,155,991	1,106,597
Pool QE1713, 3.50%, 05/01/2052	2,905,538	2,782,624
Pool QE1715, 3.50%, 05/01/2052	4,822,592	4,603,413
Pool QE2624, 3.50%, 05/01/2052	997,389	951,543
Pool Q39374, 4.00%, 03/01/2046	49,088	48,286
Pool Q47223, 4.00%, 03/01/2047	352,923	348,677

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool Q47775, 4.00%, 04/01/2047	$666,664	$662,103
Pool Q48287, 4.00%, 05/01/2047	1,123,699	1,114,912
Pool Q48819, 4.00%, 06/01/2047	1,416,781	1,407,078
Pool Q49040, 4.00%, 06/01/2047	2,113,986	2,099,514
Pool Q49606, 4.00%, 07/01/2047	1,333,635	1,322,524
Pool Q49898, 4.00%, 08/01/2047	276,219	273,068
Pool Q50396, 4.00%, 08/01/2047	58,486	57,867
Pool Q50397, 4.00%, 08/01/2047	1,716,579	1,693,043
Pool Q50951, 4.00%, 09/01/2047	699,849	695,056
Pool Q51686, 4.00%, 10/01/2047	547,931	541,581
Pool V83540, 4.00%, 10/01/2047	527,887	522,397
Pool Q53883, 4.00%, 01/01/2048	457,063	451,813
Pool Q54464, 4.00%, 02/01/2048	642,381	636,996
Pool Q54586, 4.00%, 02/01/2048	2,554,894	2,537,400
Pool Q54877, 4.00%, 02/01/2048	546,567	540,881
Pool Q55004, 4.00%, 03/01/2048	724,188	718,672
Pool Q55631, 4.00%, 04/01/2048	1,343,506	1,334,307
Pool Q56253, 4.00%, 05/01/2048	1,041,159	1,034,030
Pool Q56469, 4.00%, 06/01/2048	428,945	424,021
Pool Q56900, 4.00%, 06/01/2048	895,918	889,783
Pool Q57029, 4.00%, 07/01/2048	517,537	513,674
Pool Q57388, 4.00%, 07/01/2048	591,498	587,448
Pool Q57694, 4.00%, 08/01/2048	451,540	447,752
Pool Q58271, 4.00%, 09/01/2048	478,603	474,341
Pool Q58366, 4.00%, 09/01/2048	195,666	192,571
Pool Q58774, 4.00%, 10/01/2048	622,066	616,846
Pool Q59058, 4.00%, 10/01/2048	408,476	403,787
Pool Q59686, 4.00%, 11/01/2048	213,652	209,986
Pool Q60213, 4.00%, 12/01/2048	575,652	568,358
Pool Q60598, 4.00%, 01/01/2049	313,186	307,570
Pool Q61151, 4.00%, 01/01/2049	357,785	351,588
Pool Q61387, 4.00%, 02/01/2049	601,092	594,903
Pool Q61800, 4.00%, 03/01/2049	780,989	773,041
Pool Q61986, 4.00%, 03/01/2049	934,606	926,485
Pool Q62397, 4.00%, 04/01/2049	533,175	527,414
Pool QA2406, 4.00%, 09/01/2049	365,081	360,359
Pool QA4064, 4.00%, 10/01/2049	453,058	443,866
Pool QE1708, 4.00%, 05/01/2052	2,397,126	2,360,758
Pool QE1709, 4.00%, 05/01/2052	971,763	953,719
Pool QE2611, 4.00%, 05/01/2052	1,581,202	1,545,738
Pool A91363, 4.50%, 03/01/2040	77,551	77,307
Pool A91756, 4.50%, 03/01/2040	93,031	93,252
Pool A93467, 4.50%, 08/01/2040	73,901	73,668
Pool Q01597, 4.50%, 05/01/2041	127,395	126,994
Pool Q02377, 4.50%, 07/01/2041	138,817	139,106
Pool Q47624, 4.50%, 04/01/2047	532,606	535,790
Pool Q48294, 4.50%, 05/01/2047	178,233	177,993
Pool Q49044, 4.50%, 07/01/2047	675,564	682,286
Pool Q49608, 4.50%, 07/01/2047	246,278	246,153
Pool Q49902, 4.50%, 08/01/2047	158,332	158,671
Pool Q55774, 4.50%, 04/01/2048	482,897	484,278
Pool Q56476, 4.50%, 05/01/2048	526,584	529,887
Pool Q56906, 4.50%, 06/01/2048	1,099,172	1,111,444

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool Q57389, 4.50%, 07/01/2048	$599,249	$602,832
Pool Q57906, 4.50%, 08/01/2048	1,256,276	1,277,888
Pool Q58775, 4.50%, 09/01/2048	1,207,399	1,211,929
Pool Q59454, 4.50%, 11/01/2048	105,996	105,880
Pool Q60215, 4.50%, 11/01/2048	708,752	710,173
Pool RA7205, 4.50%, 04/01/2052	4,818,810	4,793,636
Pool A91364, 5.00%, 03/01/2040	29,455	29,769
Pool A92906, 5.00%, 07/01/2040	251,931	256,880
Pool A56707, 5.50%, 01/01/2037	58,779	60,220
Pool A58653, 5.50%, 03/01/2037	51,008	52,259
Pool A68746, 5.50%, 10/01/2037	125,816	128,902
Pool A76192, 5.50%, 04/01/2038	197,003	201,858
Pool A76444, 5.50%, 04/01/2038	99,388	101,825
Pool A78742, 5.50%, 06/01/2038	461,407	482,367
Pool G06072, 6.00%, 06/01/2038	207,512	221,252
Pool G06073, 6.50%, 10/01/2037	481,324	513,383
		260,907,866

FHA Project Loans - 0.27%
Pool 023-98141, 6.00%, 03/01/2047 (a)	2,758,505	2,676,311
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,348,438	5,188,265
Pool 023-98146, 6.51%, 07/01/2047 (a)	564,745	552,751
Pool 034-A35271, 6.95%, 06/01/2035 (a)	120,930	120,042
		8,537,369

FHMS Multifamily - 5.90%
Pool KJ33, 0.44%, 12/25/2025	32,731	32,628
Pool Q012, 0.58%, 08/25/2025	2,171,525	2,035,726
Pool KG03, 0.70%, 04/25/2029 (b)	1,485,961	1,321,781
Pool P003, 0.83%, 02/25/2031	6,064,952	5,243,296
Pool KG04, 0.85%, 06/25/2030	8,869,206	7,687,511
Pool K123, 0.93%, 06/25/2030	2,851,904	2,485,750
Pool K124, 0.96%, 08/25/2030	2,796,341	2,427,784
Pool Q012, 1.01%, 08/25/2030	4,599,991	3,975,006
Pool P009, 1.13%, 01/25/2031	25,429,537	22,364,072
Pool WA4405, 1.15%, 05/01/2027	2,881,853	2,693,662
Pool K131, 1.16%, 01/25/2031	3,931,161	3,419,791
Pool P011, 1.20%, 09/25/2031	690,376	616,635
Pool WN1107, 1.27%, 08/01/2026	10,500,000	9,573,931
Pool KG03, 1.30%, 06/25/2030 (b)	8,000,000	6,672,211
Pool WN1096, 1.46%, 01/01/2028	6,120,000	5,406,663
Pool KSG1, 1.50%, 09/25/2030	3,850,000	3,249,397
Pool K109, 1.56%, 04/25/2030	1,500,000	1,284,207
Pool Q014, 1.56%, 01/25/2036	2,676,503	2,263,601
Pool K741, 1.60%, 12/25/2027	20,000,000	17,940,860
Pool K-F100, 1.73%, (SOFR30A+0.180%), 01/25/2028 (b)	12,996,522	12,774,948
Pool K-F122, 1.74%, (SOFR30A+0.190%), 09/25/2031 (b)	4,000,000	3,939,662
Pool F118, 1.75%, (SOFR30A+0.200%), 07/25/2028 (b)	4,295,963	4,226,964
Pool F116, 1.76%, (SOFR30A+0.210%), 06/25/2028 (b)	11,977,697	11,825,979
Pool F113, 1.78%, (SOFR30A+0.230%), 05/25/2028 (b)	8,273,772	8,205,700
Pool KF97, 1.80%, (SOFR30A+0.250%), 12/25/2030 (b)	2,916,568	2,859,134
Pool F105, 1.80%, (SOFR30A+0.250%), 02/25/2031 (b)	11,856,587	11,646,207
Pool 2021-ML08, 1.88%, 07/25/2037	1,377,575	1,120,799
Pool 2021-ML08, 1.90%, 11/25/2037	1,768,515	1,439,529
Pool WA1102, 1.92%, 12/01/2028	996,514	896,790
Pool WN0034, 1.94%, 04/01/2037	841,115	657,155

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool K747, 2.05%, 11/25/2028 (b)	$9,000,000	$8,143,211
Pool K140, 2.29%, 03/25/2054	487,739	444,986
Pool K137, 2.35%, 11/25/2031 (b)	3,500,000	3,097,680
Pool KF131, 2.51%, (SOFR30A+0.330%), 01/25/2032 (b)	1,090,000	1,079,311
Pool K135, 2.55%, (SOFR30A+0.370%), 05/25/2029 (b)	500,000	494,970
Pool KF133, 2.58%, (SOFR30A+0.370%), 02/25/2029 (b)	926,971	917,830
Pool K136, 2.62%, (SOFR30A+0.410%), 04/25/2032 (b)	2,430,000	2,399,923
Pool Q017, 2.64%, (SOFR30A+0.460%), 04/25/2030 (b)	1,725,000	1,722,151
Pool KF36, 2.70%, (ICE LIBOR USD 1 Month+0.340%), 08/25/2024 (b)	1,673,026	1,668,470
Pool K094, 2.70%, 04/25/2029	3,835,900	3,695,683
Pool P013, 2.85%, 02/25/2032 (b)	450,000	413,478
Pool WA4420, 3.10%, 02/01/2029	3,462,822	3,321,675
Pool K147, 3.39%, 02/25/2032 (b)	619,486	604,388
		188,291,135

FNMA Multifamily - 9.66%
Pool BS1200, 0.95%, 02/01/2028	3,370,000	2,927,983
Pool BS1201, 0.95%, 02/01/2028	6,860,000	6,528,946
Pool BS1033, 1.02%, 02/01/2028	7,292,519	6,950,851
Pool BS1139, 1.04%, 02/01/2028	2,400,000	2,087,638
Pool BL8108, 1.19%, 09/01/2032	2,871,723	2,312,372
Pool BL7910, 1.23%, 08/01/2027	4,700,000	4,563,039
Pool BL7892, 1.24%, 08/01/2030	6,222,906	5,233,934
Pool BL7247, 1.25%, 06/01/2030	3,029,252	2,561,949
Pool BL7686, 1.28%, 08/01/2030	2,867,256	2,419,963
Pool BL7010, 1.30%, 06/01/2030	10,000,000	8,427,942
Pool BL7898, 1.31%, 08/01/2032	8,100,000	6,444,313
Pool BL8103, 1.32%, 12/01/2030	6,961,390	5,861,814
Pool BL8000, 1.34%, 09/01/2030	4,940,000	4,128,346
Pool BL8013, 1.36%, 08/01/2035	4,221,406	3,268,174
Pool BL8014, 1.36%, 08/01/2035	3,898,167	3,017,925
Pool BS0025, 1.38%, 12/01/2030	7,714,026	6,523,584
Pool BS0596, 1.38%, 01/01/2031	200,000	164,653
Pool BL7636, 1.41%, 07/01/2032	1,100,000	889,948
Pool M1S, 1.43%, 12/25/2030 (b)	13,550,000	11,245,159
Pool BL7257, 1.44%, 06/01/2032	399,108	329,093
Pool BS1017, 1.45%, 02/01/2031	3,120,000	2,600,217
Pool BL9838, 1.48%, 12/01/2030	2,386,000	2,013,161
Pool BL6827, 1.50%, 06/01/2032	6,021,270	5,049,414
Pool BS1482, 1.61%, 03/01/2031	1,456,288	1,244,248
Pool BS0391, 1.63%, 01/01/2033	4,621,000	3,800,984
Pool BL7351, 1.65%, 07/01/2030	655,000	561,707
Pool BS0179, 1.67%, 01/01/2033	4,775,000	3,957,446
Pool BS4667, 1.71%, 03/01/2029	3,623,253	3,208,604
Pool BL7338, 1.81%, 07/01/2032	1,723,803	1,464,680
Pool BL4132, 1.82%, (SOFR30A+0.260%), 04/01/2031 (b)	12,880,000	12,878,611
Pool BS1977, 1.85%, 05/01/2031	3,640,000	3,116,634
Pool BS2625, 1.89%, 07/01/2031	4,645,000	3,899,204
Pool BL6240, 1.94%, 03/01/2030	750,000	663,010
Pool BS1922, 2.03%, 05/01/2031	2,000,000	1,713,145
Pool AN2159, 2.06%, 12/01/2022	1,345,256	1,342,892
Pool BL6159, 2.06%, 03/01/2030	1,782,998	1,593,065
Pool M1S, 2.15%, 04/25/2032 (b)	2,500,000	2,154,420

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool BL5261, 2.18%, 03/01/2030	$1,900,479	$1,716,291
Pool AN1684, 2.30%, 06/01/2023	2,498,930	2,466,213
Pool BL6486, 2.31%, 04/01/2030	1,470,000	1,323,145
Pool BL5452, 2.41%, 01/01/2030	3,327,637	3,051,993
Pool BL4589, 2.45%, 10/01/2029	6,300,291	5,807,316
Pool BL5265, 2.47%, 01/01/2030	778,323	721,922
Pool AM2198, 2.48%, 01/01/2023	86,258	86,109
Pool BS5218, 2.49%, 04/01/2032	5,777,000	5,157,944
Pool BL4134, 2.52%, 02/01/2034	657,594	585,720
Pool AN3584, 2.53%, 11/01/2028	986,880	920,555
Pool AN1381, 2.56%, 08/01/2026	856,857	818,014
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,141,591
Pool AN1428, 2.69%, 04/01/2026	549,733	528,446
Pool AM9007, 2.78%, 05/01/2025	452,574	439,484
Pool AM8561, 2.82%, 04/01/2025	3,854,533	3,749,942
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,522,882
Pool AN0876, 2.85%, 02/01/2026	1,314,921	1,272,129
Pool AM0414, 2.87%, 09/01/2027	3,020,000	2,894,974
Pool AN6823, 2.95%, 09/01/2029	2,464,000	2,341,980
Pool AN5781, 2.96%, 06/01/2029	453,649	426,453
Pool AN8458, 2.97%, 02/01/2025	4,791,569	4,684,454
Pool AN5536, 2.97%, 05/01/2027	3,119,229	3,014,168
Pool BL2741, 2.97%, 06/01/2029	3,315,209	3,161,034
Pool AN6926, 3.00%, 11/01/2032	958,689	894,421
Pool BL4558, 3.00%, 11/01/2035	820,461	751,881
Pool AN7354, 3.03%, 11/01/2027	2,552,146	2,462,339
Pool AN5273, 3.06%, 05/01/2027	385,100	373,532
Pool AN6579, 3.06%, 09/01/2027	1,391,058	1,358,488
Pool AN5758, 3.09%, 06/01/2027	1,434,519	1,407,101
Pool BL2603, 3.10%, 05/01/2029	5,456,067	5,243,002
Pool AN8567, 3.15%, 03/01/2028	7,045,999	6,830,302
Pool AN4045, 3.15%, 01/01/2029	6,239,962	5,970,224
Pool AN8521, 3.19%, 03/01/2028	2,402,026	2,300,685
Pool AN9141, 3.20%, 05/01/2025	1,262,499	1,255,265
Pool AN6262, 3.20%, 08/01/2027	492,586	479,088
Pool AN6232, 3.20%, 08/01/2029	4,861,894	4,694,234
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,216,087
Pool AN4133, 3.21%, 01/01/2033	224,046	212,594
Pool AM8227, 3.21%, 03/01/2033	86,702	83,427
Pool AM9393, 3.23%, 07/01/2025	876,221	859,771
Pool AN5792, 3.30%, 04/01/2034	898,198	854,776
Pool BL2117, 3.31%, 04/01/2029	5,925,000	5,754,541
Pool AM9780, 3.31%, 03/01/2031	365,848	332,343
Pool AN8587, 3.32%, 05/01/2028	7,753,410	7,562,067
Pool AM6620, 3.34%, 08/01/2024	514,094	513,038
Pool BL2377, 3.34%, 05/01/2031	2,811,978	2,714,484
Pool AN8814, 3.36%, 04/01/2028	928,770	907,814
Pool AN4505, 3.36%, 02/01/2032	946,058	908,157
Pool AM3973, 3.37%, 07/01/2023	3,068,697	3,031,409
Pool AN5418, 3.40%, 05/01/2033	750,000	720,048
Pool BS5750, 3.49%, 06/01/2032	5,000,000	4,845,138
Pool BL0478, 3.57%, 10/01/2025	1,971,026	1,952,119
Pool BS5876, 3.59%, 06/01/2032	6,000,000	5,863,369
Pool BS5528, 3.60%, 06/01/2032	2,554,405	2,509,352
Pool BS5960, 3.64%, 06/01/2032	1,200,000	1,158,705

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool BS5916, 3.72%, 06/01/2032	$9,983,324	$9,738,490
Pool BS6007, 3.77%, 07/01/2032	5,288,976	5,265,851
Pool AN4171, 3.79%, 01/01/2035	773,961	757,807
Pool AN9844, 3.80%, 07/01/2030	769,181	770,089
Pool AM9376, 3.83%, 07/01/2045	442,387	426,199
Pool AN0360, 3.95%, 12/01/2045	100,000	90,976
Pool AN4676, 4.10%, 03/01/2047	1,229,950	1,193,332
Pool AM5197, 4.20%, 01/01/2030	375,382	382,482
Pool 468251, 4.76%, 06/01/2026	539,464	547,233
Pool 466907, 5.13%, 03/01/2026	342,548	355,513
Pool 465394, 5.20%, 03/01/2026	460,987	479,310
Pool 463895, 5.25%, 10/01/2025	323,412	335,715
Pool 874487, 5.52%, 05/01/2025	409,067	408,338
Pool 463839, 5.96%, 11/01/2027	568,998	586,274
Pool 467914, 6.10%, 04/01/2041	464,565	476,183
Pool 463997, 6.12%, 12/01/2027	874,174	896,157
Pool 464836, 6.23%, 03/01/2028	1,484,910	1,534,691
Pool 465260, 6.33%, 06/01/2028	1,349,070	1,380,495
Pool 464254, 6.34%, 11/01/2027	2,341,381	2,410,879
Pool 464969, 6.34%, 04/01/2028	2,389,055	2,507,341
Pool 464632, 6.50%, 02/01/2028	423,295	441,283
Pool 465588, 6.55%, 07/01/2028	516,764	542,765
Pool 466756, 6.59%, 12/01/2028	1,583,357	1,626,627
Pool 464573, 6.72%, 02/01/2040	2,095,476	2,194,070
Pool 466595, 6.78%, 11/01/2025	3,307,629	3,401,611
Pool 469854, 8.26%, 12/01/2026	1,504,422	1,657,710
		308,409,049

FNMA Single Family - 20.14%
Pool BU1090, 1.50%, 10/01/2036	319,166	288,266
Pool MA4497, 2.00%, 12/01/2036	6,747,464	6,225,247
Pool BQ1545, 2.00%, 09/01/2050	2,995,429	2,583,914
Pool BQ1571, 2.00%, 09/01/2050	4,541,022	3,916,462
Pool BQ1603, 2.00%, 09/01/2050	1,932,688	1,668,068
Pool BQ2362, 2.00%, 09/01/2050	3,401,096	2,933,322
Pool BQ3064, 2.00%, 09/01/2050	2,655,364	2,290,985
Pool CA7182, 2.00%, 09/01/2050	1,948,554	1,681,148
Pool BP7434, 2.00%, 10/01/2050	1,084,873	935,990
Pool BQ3112, 2.00%, 10/01/2050	1,938,537	1,672,218
Pool BQ4812, 2.00%, 10/01/2050	3,353,720	2,892,281
Pool BQ4876, 2.00%, 10/01/2050	2,197,488	1,897,997
Pool CA7287, 2.00%, 10/01/2050	2,145,579	1,851,896
Pool BQ5814, 2.00%, 11/01/2050	2,078,228	1,792,281
Pool BQ7638, 2.00%, 11/01/2050	1,880,482	1,624,172
Pool CA7661, 2.00%, 11/01/2050	2,752,040	2,373,970
Pool CA8322, 2.00%, 12/01/2050	2,184,313	1,884,579
Pool BR0679, 2.00%, 01/01/2051	3,435,731	2,962,816
Pool BR1282, 2.00%, 01/01/2051	2,181,854	1,881,662
Pool BQ4492, 2.00%, 02/01/2051	900,230	776,690
Pool BR3230, 2.00%, 02/01/2051	4,489,968	3,874,987
Pool CA9082, 2.00%, 02/01/2051	3,275,661	2,825,322
Pool BR4749, 2.00%, 03/01/2051	1,634,390	1,409,919
Pool CB0668, 2.00%, 05/01/2051	2,130,219	1,836,735
Pool BT1268, 2.00%, 07/01/2051	3,020,697	2,604,517

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool BT1347, 2.00%, 07/01/2051	$4,047,678	$3,493,228
Pool BR2232, 2.00%, 08/01/2051	785,343	680,814
Pool BT2780, 2.00%, 08/01/2051	5,930,772	5,113,170
Pool BT7189, 2.00%, 08/01/2051	4,013,794	3,475,320
Pool BT9013, 2.00%, 08/01/2051	1,435,662	1,244,037
Pool BT7259, 2.00%, 09/01/2051	5,352,241	4,637,008
Pool BT7351, 2.00%, 10/01/2051	5,662,959	4,908,295
Pool BU1092, 2.00%, 10/01/2051	4,143,747	3,592,500
Pool BU2995, 2.00%, 10/01/2051	1,279,330	1,109,615
Pool BU3147, 2.00%, 10/01/2051	478,087	414,339
Pool CB1941, 2.00%, 10/01/2051	8,956,705	7,758,990
Pool SD8172, 2.00%, 10/01/2051	13,462,012	11,589,485
Pool BU1004, 2.00%, 11/01/2051	3,307,089	2,868,357
Pool BU7796, 2.00%, 11/01/2051	1,618,259	1,402,860
Pool BU9860, 2.00%, 01/01/2052	1,149,434	994,721
Pool BU9861, 2.00%, 01/01/2052	2,248,669	1,945,199
Pool CB2784, 2.00%, 01/01/2052	22,574,608	19,460,547
Pool BT2173, 2.00%, 02/01/2052	2,141,209	1,845,123
Pool BV3015, 2.00%, 02/01/2052	2,380,731	2,058,853
Pool BV3016, 2.00%, 02/01/2052	1,430,945	1,239,623
Pool BV3213, 2.00%, 02/01/2052	1,699,009	1,471,968
Pool BV4124, 2.00%, 02/01/2052	1,390,301	1,197,833
Pool BV4125, 2.00%, 02/01/2052	683,789	590,220
Pool BV5522, 2.00%, 02/01/2052	300,793	259,153
Pool CB2791, 2.00%, 02/01/2052	9,218,795	7,987,618
Pool BP5424, 2.50%, 05/01/2050	1,030,107	923,136
Pool CA5693, 2.50%, 05/01/2050	1,448,812	1,298,657
Pool BP5447, 2.50%, 06/01/2050	597,854	536,075
Pool BP5470, 2.50%, 06/01/2050	384,028	344,875
Pool BP5498, 2.50%, 06/01/2050	785,618	704,036
Pool BP8732, 2.50%, 06/01/2050	1,617,611	1,449,387
Pool CA6159, 2.50%, 06/01/2050	1,409,253	1,263,216
Pool BP8742, 2.50%, 07/01/2050	816,759	731,995
Pool BP8759, 2.50%, 07/01/2050	1,569,515	1,406,527
Pool BP8789, 2.50%, 07/01/2050	961,432	863,286
Pool BP8814, 2.50%, 07/01/2050	750,327	674,829
Pool BP9533, 2.50%, 07/01/2050	1,741,086	1,559,895
Pool BP9534, 2.50%, 07/01/2050	1,781,598	1,597,250
Pool BP9566, 2.50%, 07/01/2050	322,030	288,709
Pool BP9596, 2.50%, 08/01/2050	569,642	513,241
Pool BP9598, 2.50%, 08/01/2050	397,822	357,121
Pool BQ0192, 2.50%, 08/01/2050	1,367,948	1,227,162
Pool BQ0210, 2.50%, 08/01/2050	1,804,193	1,620,021
Pool BQ0228, 2.50%, 08/01/2050	1,739,376	1,558,435
Pool BQ0248, 2.50%, 08/01/2050	1,348,091	1,208,653
Pool CA6683, 2.50%, 08/01/2050	3,145,651	2,819,225
Pool BQ1546, 2.50%, 09/01/2050	2,851,053	2,554,272
Pool BQ1572, 2.50%, 09/01/2050	3,446,901	3,087,564
Pool BQ1604, 2.50%, 09/01/2050	2,404,053	2,154,125
Pool BQ2363, 2.50%, 09/01/2050	1,552,703	1,391,159
Pool BQ3065, 2.50%, 09/01/2050	2,650,590	2,380,019
Pool BQ3113, 2.50%, 10/01/2050	1,449,898	1,298,748
Pool BQ4813, 2.50%, 10/01/2050	2,709,010	2,426,598
Pool BQ4877, 2.50%, 10/01/2050	714,787	641,078
Pool CA7296, 2.50%, 10/01/2050	1,043,280	934,737

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool BQ7638, 2.50%, 11/01/2050	$2,858,336	$2,560,986
Pool CA7663, 2.50%, 11/01/2050	1,608,479	1,440,894
Pool BR2612, 2.50%, 02/01/2051	452,209	405,262
Pool BR5455, 2.50%, 03/01/2051	1,346,963	1,208,539
Pool BR7692, 2.50%, 04/01/2051	1,381,939	1,238,761
Pool BR9147, 2.50%, 05/01/2051	2,396,715	2,153,480
Pool BT1269, 2.50%, 07/01/2051	5,152,733	4,615,992
Pool BT2707, 2.50%, 07/01/2051	6,578,139	5,882,223
Pool BT2781, 2.50%, 08/01/2051	3,344,115	2,999,406
Pool BT7190, 2.50%, 08/01/2051	3,215,340	2,889,052
Pool BT9012, 2.50%, 08/01/2051	719,176	646,548
Pool BT7260, 2.50%, 09/01/2051	2,189,703	1,973,675
Pool BU1093, 2.50%, 10/01/2051	3,452,557	3,107,002
Pool CB2073, 2.50%, 11/01/2051	9,741,244	8,711,505
Pool BU7797, 2.50%, 12/01/2051	1,314,257	1,182,651
Pool BU7877, 2.50%, 12/01/2051	1,613,812	1,451,066
Pool BU7879, 2.50%, 12/01/2051	1,062,136	956,101
Pool BU7880, 2.50%, 12/01/2051	1,086,277	979,718
Pool BU7876, 2.50%, 01/01/2052	2,580,791	2,306,823
Pool BU7878, 2.50%, 01/01/2052	1,915,547	1,725,351
Pool BU9862, 2.50%, 01/01/2052	1,528,058	1,366,296
Pool BU9863, 2.50%, 01/01/2052	1,451,877	1,305,738
Pool CB2518, 2.50%, 01/01/2052	3,904,997	3,490,562
Pool BT2174, 2.50%, 02/01/2052	1,179,019	1,057,534
Pool BV3017, 2.50%, 02/01/2052	1,229,321	1,104,581
Pool BV3214, 2.50%, 02/01/2052	772,613	695,237
Pool BV4126, 2.50%, 02/01/2052	473,998	423,687
Pool BV4855, 2.50%, 02/01/2052	619,715	553,941
Pool CB2792, 2.50%, 02/01/2052	3,801,512	3,417,080
Pool BT8101, 2.50%, 03/01/2052	740,775	664,664
Pool BV2851, 2.50%, 03/01/2052	24,760,191	22,121,602
Pool BV5521, 2.50%, 03/01/2052	560,875	501,346
Pool CB3045, 2.50%, 03/01/2052	8,092,579	7,265,290
Pool BV5364, 2.50%, 04/01/2052	326,413	292,505
Pool BW1785, 2.50%, 04/01/2052	949,147	848,708
Pool CB3337, 2.50%, 04/01/2052	1,300,378	1,162,287
Pool MA4578, 2.50%, 04/01/2052	7,056,386	6,306,318
Pool FS1278, 3.00%, 04/01/2037	13,451,301	13,045,307
Pool AB6333, 3.00%, 09/01/2042	383,778	365,192
Pool AP7482, 3.00%, 09/01/2042	61,674	58,589
Pool AP9712, 3.00%, 09/01/2042	74,966	71,159
Pool AB7486, 3.00%, 12/01/2042	681,794	646,814
Pool AR5591, 3.00%, 01/01/2043	34,166	32,521
Pool AT1983, 3.00%, 04/01/2043	468,984	446,158
Pool AB9496, 3.00%, 05/01/2043	23,723	22,545
Pool AR6415, 3.00%, 05/01/2043	218,537	207,558
Pool AT0343, 3.00%, 05/01/2043	34,258	32,518
Pool AS7134, 3.00%, 05/01/2046	563,733	533,107
Pool AS7340, 3.00%, 06/01/2046	1,470,432	1,390,609
Pool BC1141, 3.00%, 06/01/2046	327,587	309,802
Pool AS7521, 3.00%, 07/01/2046	1,093,585	1,034,244
Pool BD0472, 3.00%, 07/01/2046	279,312	261,545
Pool AS7816, 3.00%, 08/01/2046	1,770,149	1,671,988

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool BC2796, 3.00%, 08/01/2046	$1,084,849	$1,025,949
Pool AS7899, 3.00%, 09/01/2046	761,677	718,188
Pool BD6343, 3.00%, 09/01/2046	344,038	325,571
Pool AS8079, 3.00%, 10/01/2046	1,699,702	1,606,073
Pool BC4722, 3.00%, 10/01/2046	501,500	471,997
Pool AS8290, 3.00%, 11/01/2046	1,345,999	1,268,551
Pool AS8463, 3.00%, 12/01/2046	2,002,891	1,890,026
Pool BC9073, 3.00%, 12/01/2046	1,840,157	1,734,234
Pool AS8650, 3.00%, 01/01/2047	3,603,583	3,380,108
Pool BD7042, 3.00%, 03/01/2047	364,431	342,590
Pool BN6614, 3.00%, 05/01/2049	219,147	203,901
Pool BN8885, 3.00%, 05/01/2049	309,240	287,635
Pool BN6722, 3.00%, 06/01/2049	478,380	445,267
Pool BN8907, 3.00%, 06/01/2049	225,627	210,757
Pool BN8921, 3.00%, 06/01/2049	37,382	34,797
Pool BO1800, 3.00%, 06/01/2049	1,228,579	1,142,942
Pool BO1272, 3.00%, 07/01/2049	476,631	449,548
Pool BO1283, 3.00%, 07/01/2049	557,875	519,229
Pool CA3873, 3.00%, 07/01/2049	597,446	555,947
Pool BN7692, 3.00%, 08/01/2049	563,395	524,333
Pool BO1314, 3.00%, 08/01/2049	1,168,109	1,087,376
Pool BO1318, 3.00%, 08/01/2049	987,363	918,067
Pool BO1324, 3.00%, 08/01/2049	1,838,341	1,709,519
Pool CA3957, 3.00%, 08/01/2049	1,600,236	1,489,140
Pool BO2209, 3.00%, 09/01/2049	1,047,448	973,747
Pool BO2957, 3.00%, 09/01/2049	916,043	859,473
Pool BO2962, 3.00%, 09/01/2049	1,415,897	1,316,977
Pool BO3017, 3.00%, 09/01/2049	1,405,243	1,308,325
Pool BO3200, 3.00%, 09/01/2049	709,229	659,263
Pool CA4244, 3.00%, 09/01/2049	276,882	257,379
Pool BO5402, 3.00%, 10/01/2049	1,476,311	1,373,974
Pool BO5431, 3.00%, 10/01/2049	942,288	876,658
Pool BO5441, 3.00%, 10/01/2049	874,515	814,504
Pool CA4331, 3.00%, 10/01/2049	2,480,811	2,306,366
Pool BO4660, 3.00%, 11/01/2049	1,454,429	1,350,912
Pool BO5348, 3.00%, 11/01/2049	1,945,749	1,808,710
Pool BO5477, 3.00%, 11/01/2049	1,037,806	965,572
Pool BO5487, 3.00%, 11/01/2049	1,272,994	1,184,957
Pool CA4531, 3.00%, 11/01/2049	4,156,919	3,868,076
Pool BO5371, 3.00%, 12/01/2049	753,156	701,622
Pool BO6215, 3.00%, 12/01/2049	328,715	305,532
Pool BO8900, 3.00%, 12/01/2049	728,250	677,650
Pool BO8936, 3.00%, 01/01/2050	1,282,399	1,191,828
Pool BO8980, 3.00%, 01/01/2050	546,363	509,606
Pool CA5097, 3.00%, 01/01/2050	649,150	603,296
Pool BO9005, 3.00%, 02/01/2050	815,728	759,410
Pool BP1309, 3.00%, 02/01/2050	754,647	701,294
Pool CA5237, 3.00%, 02/01/2050	1,251,662	1,163,022
Pool BP1374, 3.00%, 03/01/2050	1,334,954	1,240,708
Pool BP1467, 3.00%, 03/01/2050	1,153,298	1,072,851
Pool BP5412, 3.00%, 05/01/2050	447,223	417,766
Pool BP5425, 3.00%, 05/01/2050	215,520	201,015
Pool CA5694, 3.00%, 05/01/2050	2,279,841	2,118,846
Pool BP5448, 3.00%, 06/01/2050	124,174	115,520
Pool BP5471, 3.00%, 06/01/2050	175,693	163,631

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool BP5499, 3.00%, 06/01/2050	$272,216	$252,899
Pool BP8733, 3.00%, 06/01/2050	613,714	570,138
Pool CA6160, 3.00%, 06/01/2050	339,061	314,988
Pool BP8743, 3.00%, 07/01/2050	348,379	325,438
Pool BP8760, 3.00%, 07/01/2050	204,865	190,820
Pool BP8790, 3.00%, 07/01/2050	683,834	636,838
Pool BP8815, 3.00%, 07/01/2050	663,115	618,489
Pool BP9535, 3.00%, 07/01/2050	534,919	498,245
Pool BP9536, 3.00%, 07/01/2050	960,518	897,242
Pool BP9567, 3.00%, 07/01/2050	725,374	676,558
Pool BP9597, 3.00%, 08/01/2050	564,943	525,255
Pool BQ0193, 3.00%, 08/01/2050	387,116	360,135
Pool BQ0211, 3.00%, 08/01/2050	513,425	478,028
Pool BQ0229, 3.00%, 08/01/2050	547,844	510,910
Pool BQ0249, 3.00%, 08/01/2050	587,172	548,121
Pool BQ1573, 3.00%, 09/01/2050	2,053,207	1,912,443
Pool BV4127, 3.00%, 03/01/2052	903,932	840,654
Pool BV5365, 3.00%, 04/01/2052	1,143,970	1,060,571
Pool BV5366, 3.00%, 04/01/2052	1,278,613	1,190,145
Pool CB3338, 3.00%, 04/01/2052	6,102,405	5,657,038
Pool BT8102, 3.00%, 05/01/2052	874,958	811,035
Pool BV8519, 3.00%, 05/01/2052	1,277,223	1,186,064
Pool BV8520, 3.00%, 05/01/2052	819,293	762,898
Pool BW1786, 3.00%, 05/01/2052	1,030,378	955,101
Pool MA4698, 3.00%, 08/01/2052	13,065,389	12,105,729
Pool RA7748, 3.00%, 08/01/2052	15,768,579	14,602,461
Pool AS0092, 3.50%, 07/01/2043	120,404	117,195
Pool AU1769, 3.50%, 08/01/2043	125,714	122,361
Pool AX4858, 3.50%, 12/01/2044	126,795	122,734
Pool AX7551, 3.50%, 01/01/2045	115,836	112,349
Pool AY4388, 3.50%, 02/01/2045	131,785	128,276
Pool AS4536, 3.50%, 03/01/2045	70,977	68,715
Pool AX9585, 3.50%, 03/01/2045	727,624	706,535
Pool AY5019, 3.50%, 03/01/2045	98,846	94,775
Pool AS4738, 3.50%, 04/01/2045	347,977	337,284
Pool AY1387, 3.50%, 04/01/2045	120,325	116,364
Pool AS4913, 3.50%, 05/01/2045	474,175	459,225
Pool AY3458, 3.50%, 05/01/2045	224,265	217,116
Pool AY8252, 3.50%, 05/01/2045	9,156	8,888
Pool AY8271, 3.50%, 05/01/2045	86,723	83,986
Pool AS5117, 3.50%, 06/01/2045	453,072	438,770
Pool AZ2274, 3.50%, 06/01/2045	154,417	149,564
Pool AZ2316, 3.50%, 06/01/2045	51,820	49,753
Pool AS5351, 3.50%, 07/01/2045	105,473	102,579
Pool AZ0805, 3.50%, 07/01/2045	377,375	365,201
Pool AZ5686, 3.50%, 07/01/2045	60,877	58,888
Pool AS5579, 3.50%, 08/01/2045	99,414	96,483
Pool AZ5696, 3.50%, 08/01/2045	21,892	21,214
Pool AS5767, 3.50%, 09/01/2045	169,163	163,579
Pool AZ2904, 3.50%, 09/01/2045	121,285	117,242
Pool AZ9193, 3.50%, 09/01/2045	118,352	114,013
Pool AS5917, 3.50%, 10/01/2045	246,201	238,072
Pool AZ4755, 3.50%, 10/01/2045	111,036	107,382

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool AS6127, 3.50%, 11/01/2045	$308,526	$298,803
Pool AS6309, 3.50%, 12/01/2045	242,218	234,580
Pool BC0066, 3.50%, 12/01/2045	165,932	160,403
Pool AS6467, 3.50%, 01/01/2046	879,026	851,300
Pool AS6616, 3.50%, 02/01/2046	602,572	583,574
Pool BC0223, 3.50%, 02/01/2046	790,302	763,945
Pool BC0226, 3.50%, 02/01/2046	120,376	116,365
Pool AS6785, 3.50%, 03/01/2046	843,213	816,018
Pool AS6956, 3.50%, 04/01/2046	1,356,353	1,313,627
Pool BC0801, 3.50%, 04/01/2046	405,175	391,680
Pool AS7135, 3.50%, 05/01/2046	103,474	100,223
Pool BC6041, 3.50%, 05/01/2046	350,215	337,016
Pool BD0456, 3.50%, 06/01/2046	18,278	17,678
Pool BC9068, 3.50%, 12/01/2046	319,427	308,796
Pool AS8635, 3.50%, 01/01/2047	2,254,446	2,181,943
Pool AS8808, 3.50%, 02/01/2047	1,592,473	1,542,323
Pool AS8918, 3.50%, 03/01/2047	2,765,652	2,677,364
Pool BD7046, 3.50%, 03/01/2047	2,697,965	2,608,028
Pool BE7198, 3.50%, 03/01/2047	320,981	310,384
Pool AS9380, 3.50%, 04/01/2047	1,074,150	1,040,343
Pool BH1139, 3.50%, 04/01/2047	87,742	85,237
Pool BH1158, 3.50%, 04/01/2047	351,934	340,323
Pool AS9548, 3.50%, 05/01/2047	1,145,209	1,108,211
Pool BD2416, 3.50%, 05/01/2047	940,652	909,329
Pool AS9814, 3.50%, 06/01/2047	1,068,872	1,034,828
Pool BE3687, 3.50%, 06/01/2047	518,917	500,892
Pool BH5307, 3.50%, 06/01/2047	359,693	347,526
Pool AS9943, 3.50%, 07/01/2047	2,178,604	2,107,905
Pool BH5329, 3.50%, 07/01/2047	168,982	163,233
Pool BH2607, 3.50%, 08/01/2047	550,628	532,300
Pool CA0116, 3.50%, 08/01/2047	773,705	747,411
Pool BH2671, 3.50%, 09/01/2047	912,396	880,708
Pool BH5391, 3.50%, 09/01/2047	244,761	237,042
Pool CA0408, 3.50%, 09/01/2047	135,549	131,340
Pool BH4063, 3.50%, 10/01/2047	618,629	597,575
Pool BH9370, 3.50%, 10/01/2047	76,237	73,714
Pool CA0566, 3.50%, 10/01/2047	589,371	568,995
Pool BH5746, 3.50%, 11/01/2047	945,284	911,393
Pool CA0744, 3.50%, 11/01/2047	246,781	238,939
Pool BH7046, 3.50%, 12/01/2047	2,488,474	2,400,723
Pool BJ1663, 3.50%, 12/01/2047	885,632	853,900
Pool CA0918, 3.50%, 12/01/2047	836,736	808,362
Pool BH7097, 3.50%, 01/01/2048	1,640,154	1,584,969
Pool BJ4551, 3.50%, 01/01/2048	708,992	681,629
Pool BJ4562, 3.50%, 01/01/2048	556,026	537,555
Pool CA1074, 3.50%, 01/01/2048	1,658,326	1,603,761
Pool BH9270, 3.50%, 02/01/2048	1,312,370	1,266,096
Pool BJ4611, 3.50%, 02/01/2048	977,143	946,296
Pool BJ4612, 3.50%, 02/01/2048	318,594	308,539
Pool CA1243, 3.50%, 02/01/2048	3,012,222	2,921,382
Pool BJ0616, 3.50%, 03/01/2048	1,814,560	1,749,677
Pool BJ0652, 3.50%, 03/01/2048	816,031	788,909
Pool BK1959, 3.50%, 03/01/2048	886,880	855,616
Pool BK1960, 3.50%, 03/01/2048	409,025	394,856
Pool CA1415, 3.50%, 03/01/2048	1,600,639	1,544,256

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool MA3574, 3.50%, 01/01/2049	$1,339,353	$1,290,666
Pool BN5245, 3.50%, 02/01/2049	462,150	446,148
Pool MA3597, 3.50%, 02/01/2049	2,367,804	2,281,030
Pool BN5344, 3.50%, 03/01/2049	685,200	658,515
Pool BN6235, 3.50%, 04/01/2049	58,504	56,224
Pool BN6245, 3.50%, 04/01/2049	25,374	24,385
Pool BN6283, 3.50%, 04/01/2049	357,365	343,872
Pool BN6567, 3.50%, 04/01/2049	695,075	670,671
Pool CA3399, 3.50%, 04/01/2049	885,254	850,852
Pool BN6299, 3.50%, 05/01/2049	659,014	633,933
Pool BN6619, 3.50%, 05/01/2049	761,482	731,796
Pool BN8886, 3.50%, 05/01/2049	1,557,078	1,496,579
Pool CA3556, 3.50%, 05/01/2049	967,914	932,045
Pool BN6735, 3.50%, 06/01/2049	765,048	735,422
Pool BN8911, 3.50%, 06/01/2049	1,214,221	1,167,851
Pool BN8922, 3.50%, 06/01/2049	612,674	589,427
Pool BN8930, 3.50%, 06/01/2049	901,995	866,671
Pool CA3738, 3.50%, 06/01/2049	764,277	742,833
Pool BO1273, 3.50%, 07/01/2049	1,046,039	1,005,955
Pool BO1284, 3.50%, 07/01/2049	1,180,349	1,135,176
Pool BO1315, 3.50%, 07/01/2049	317,674	305,211
Pool BO1795, 3.50%, 07/01/2049	413,118	396,773
Pool CA3874, 3.50%, 07/01/2049	423,307	407,180
Pool BO1319, 3.50%, 08/01/2049	1,400,951	1,347,353
Pool BO1358, 3.50%, 08/01/2049	1,070,906	1,029,824
Pool BO2963, 3.50%, 09/01/2049	1,079,563	1,038,336
Pool BO5403, 3.50%, 10/01/2049	125,332	120,455
Pool BO5349, 3.50%, 11/01/2049	143,519	137,962
Pool BO5478, 3.50%, 11/01/2049	1,314,596	1,264,926
Pool BO5488, 3.50%, 11/01/2049	1,016,138	976,759
Pool BO5372, 3.50%, 12/01/2049	284,002	272,824
Pool BO8937, 3.50%, 01/01/2050	490,335	471,051
Pool BO9006, 3.50%, 02/01/2050	486,843	467,581
Pool BP1310, 3.50%, 02/01/2050	415,969	399,155
Pool BP1468, 3.50%, 03/01/2050	406,919	394,165
Pool BV5367, 3.50%, 04/01/2052	601,821	574,314
Pool BV5368, 3.50%, 04/01/2052	1,113,915	1,066,318
Pool MA4580, 3.50%, 04/01/2052	5,539,972	5,284,172
Pool BV8521, 3.50%, 05/01/2052	2,880,297	2,748,200
Pool BV8522, 3.50%, 05/01/2052	1,837,399	1,759,670
Pool BV9871, 3.50%, 05/01/2052	869,629	830,990
Pool CB3688, 3.50%, 05/01/2052	9,095,342	8,677,272
Pool BT8242, 3.50%, 06/01/2052	411,369	392,544
Pool BW1784, 3.50%, 06/01/2052	1,318,943	1,259,678
Pool BW6010, 3.50%, 06/01/2052	1,747,243	1,667,113
Pool CB3798, 3.50%, 06/01/2052	7,272,513	6,938,220
Pool CB3986, 3.50%, 06/01/2052	4,774,552	4,555,084
Pool QE7181, 3.50%, 06/01/2052	836,710	798,248
Pool RA7611, 3.50%, 06/01/2052	1,905,859	1,825,087
Pool AH0540, 4.00%, 12/01/2040	24,894	24,527
Pool AH2979, 4.00%, 01/01/2041	23,870	23,517
Pool AH5643, 4.00%, 01/01/2041	60,292	59,910
Pool AH5671, 4.00%, 02/01/2041	64,579	63,600

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool AH8877, 4.00%, 04/01/2041	$94,910	$94,559
Pool AI9871, 4.00%, 09/01/2041	53,575	53,144
Pool AJ4024, 4.00%, 10/01/2041	82,084	81,959
Pool AU9998, 4.00%, 09/01/2043	55,772	55,410
Pool AS0716, 4.00%, 10/01/2043	216,229	215,900
Pool AU6721, 4.00%, 10/01/2043	86,156	85,626
Pool AV0191, 4.00%, 10/01/2043	36,796	36,484
Pool AV0214, 4.00%, 10/01/2043	46,868	46,122
Pool AS0929, 4.00%, 11/01/2043	162,821	162,463
Pool AU6999, 4.00%, 11/01/2043	663,902	662,891
Pool AU7007, 4.00%, 11/01/2043	120,433	119,915
Pool AS1368, 4.00%, 12/01/2043	49,512	49,403
Pool AV0670, 4.00%, 12/01/2043	101,016	100,582
Pool AS1427, 4.00%, 01/01/2044	141,495	140,292
Pool AV6342, 4.00%, 01/01/2044	82,457	80,933
Pool AS1671, 4.00%, 02/01/2044	38,637	38,308
Pool AV5020, 4.00%, 02/01/2044	207,832	206,938
Pool AS1877, 4.00%, 03/01/2044	16,705	16,440
Pool AV7087, 4.00%, 03/01/2044	208,008	207,403
Pool AW0985, 4.00%, 05/01/2044	67,402	67,112
Pool AW3597, 4.00%, 06/01/2044	122,427	121,900
Pool AW5358, 4.00%, 06/01/2044	50,808	50,169
Pool AS2826, 4.00%, 07/01/2044	80,891	80,713
Pool AW8968, 4.00%, 07/01/2044	41,607	41,253
Pool AS3009, 4.00%, 08/01/2044	133,802	133,508
Pool AS3493, 4.00%, 10/01/2044	242,670	240,726
Pool AX0902, 4.00%, 10/01/2044	37,867	37,517
Pool AX3165, 4.00%, 10/01/2044	23,146	22,780
Pool AS3951, 4.00%, 11/01/2044	13,856	13,756
Pool AX4856, 4.00%, 12/01/2044	59,102	58,546
Pool AX7550, 4.00%, 12/01/2044	110,192	108,366
Pool AY5025, 4.00%, 03/01/2045	311,348	308,065
Pool AY8277, 4.00%, 05/01/2045	53,739	52,853
Pool AZ5697, 4.00%, 08/01/2045	107,049	105,251
Pool AZ9195, 4.00%, 09/01/2045	56,906	56,382
Pool BE7194, 4.00%, 03/01/2047	528,609	522,002
Pool BE7216, 4.00%, 04/01/2047	611,498	605,808
Pool BH1143, 4.00%, 04/01/2047	286,140	280,991
Pool BD2419, 4.00%, 05/01/2047	1,151,641	1,140,939
Pool BH1167, 4.00%, 05/01/2047	177,278	174,471
Pool BE3689, 4.00%, 06/01/2047	2,148,078	2,128,138
Pool BH5309, 4.00%, 06/01/2047	1,074,713	1,065,554
Pool BE3762, 4.00%, 07/01/2047	825,995	818,322
Pool BH5334, 4.00%, 07/01/2047	5,673	5,620
Pool BH5335, 4.00%, 07/01/2047	244,394	240,521
Pool BH5361, 4.00%, 08/01/2047	477,216	471,311
Pool BH5395, 4.00%, 09/01/2047	586,602	579,869
Pool BH4060, 4.00%, 10/01/2047	943,160	934,400
Pool BH9379, 4.00%, 10/01/2047	124,454	122,271
Pool BH5748, 4.00%, 11/01/2047	827,564	819,314
Pool BJ4571, 4.00%, 01/01/2048	218,345	214,839
Pool BK1957, 4.00%, 03/01/2048	267,428	262,673
Pool BK1968, 4.00%, 03/01/2048	678,879	672,561
Pool BK1969, 4.00%, 03/01/2048	648,415	643,583
Pool BK2557, 4.00%, 03/01/2048	964,341	956,859

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool BJ2676, 4.00%, 04/01/2048	$332,622	$326,548
Pool BK2008, 4.00%, 04/01/2048	473,254	467,396
Pool BJ2752, 4.00%, 05/01/2048	1,022,717	1,013,223
Pool BJ9235, 4.00%, 06/01/2048	1,885,148	1,867,634
Pool BK5289, 4.00%, 06/01/2048	624,336	618,089
Pool CA1934, 4.00%, 06/01/2048	1,360,304	1,349,776
Pool BK0898, 4.00%, 07/01/2048	190,323	187,768
Pool BK8813, 4.00%, 07/01/2048	648,788	642,752
Pool CA2094, 4.00%, 07/01/2048	1,407,734	1,396,855
Pool BK4747, 4.00%, 08/01/2048	351,630	348,166
Pool BK8829, 4.00%, 08/01/2048	276,665	271,560
Pool BH0713, 4.00%, 09/01/2048	253,592	248,921
Pool BK4815, 4.00%, 09/01/2048	639,055	633,115
Pool BK8895, 4.00%, 09/01/2048	603,462	597,848
Pool CA2315, 4.00%, 09/01/2048	541,929	532,441
Pool BK7669, 4.00%, 10/01/2048	825,516	817,852
Pool CA2532, 4.00%, 10/01/2048	1,189,953	1,180,076
Pool BK7934, 4.00%, 11/01/2048	1,348,028	1,335,503
Pool BH0723, 4.00%, 12/01/2048	287,912	282,738
Pool BN0321, 4.00%, 12/01/2048	721,171	714,472
Pool BN3958, 4.00%, 12/01/2048	435,732	427,350
Pool CA2994, 4.00%, 01/01/2049	298,142	293,031
Pool BN4338, 4.00%, 02/01/2049	234,627	230,436
Pool BN4347, 4.00%, 02/01/2049	218,298	214,309
Pool BN5288, 4.00%, 02/01/2049	1,031,770	1,022,196
Pool CA3143, 4.00%, 02/01/2049	500,389	491,623
Pool BN4373, 4.00%, 03/01/2049	668,064	660,144
Pool BN4386, 4.00%, 03/01/2049	218,721	214,452
Pool BN5350, 4.00%, 03/01/2049	299,006	293,352
Pool BN6227, 4.00%, 03/01/2049	279,730	275,831
Pool CA3270, 4.00%, 03/01/2049	210,655	207,516
Pool BN6236, 4.00%, 04/01/2049	18,252	18,036
Pool BN6247, 4.00%, 04/01/2049	173,356	170,273
Pool BN6285, 4.00%, 04/01/2049	355,211	350,639
Pool BN6563, 4.00%, 04/01/2049	172,301	168,880
Pool BN6301, 4.00%, 05/01/2049	768,598	761,329
Pool BN8894, 4.00%, 05/01/2049	717,170	711,164
Pool BN8913, 4.00%, 06/01/2049	438,765	432,804
Pool BN8923, 4.00%, 06/01/2049	694,081	688,695
Pool BN8931, 4.00%, 06/01/2049	494,092	487,179
Pool BO1274, 4.00%, 07/01/2049	615,590	607,419
Pool BO1285, 4.00%, 07/01/2049	639,176	630,947
Pool BO1316, 4.00%, 07/01/2049	131,978	129,372
Pool BO1326, 4.00%, 08/01/2049	828,468	816,237
Pool BO2971, 4.00%, 09/01/2049	273,863	270,252
Pool BO5432, 4.00%, 10/01/2049	738,606	731,212
Pool BO5373, 4.00%, 12/01/2049	115,500	113,219
Pool BO8938, 4.00%, 01/01/2050	413,830	409,079
Pool BO9007, 4.00%, 02/01/2050	309,206	304,413
Pool FS1501, 4.00%, 08/01/2051	2,520,181	2,480,875
Pool BV8523, 4.00%, 05/01/2052	1,876,926	1,836,860
Pool BV8524, 4.00%, 05/01/2052	1,796,919	1,769,657
Pool BV9872, 4.00%, 05/01/2052	1,805,677	1,765,086

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool BV9873, 4.00%, 05/01/2052	$2,186,693	$2,153,517
Pool BW1787, 4.00%, 05/01/2052	153,282	150,294
Pool BT8307, 4.00%, 06/01/2052	1,136,476	1,110,926
Pool CB3987, 4.00%, 06/01/2052	9,139,389	8,934,392
Pool BW6011, 4.00%, 07/01/2052	1,003,511	982,708
Pool CB4207, 4.00%, 07/01/2052	4,238,332	4,142,833
Pool QE6074, 4.00%, 07/01/2052	1,983,840	1,937,362
Pool RA7612, 4.00%, 07/01/2052	2,239,236	2,188,778
Pool AC4095, 4.50%, 09/01/2039	8,072	8,086
Pool AH6769, 4.50%, 03/01/2041	93,013	94,599
Pool AI3491, 4.50%, 06/01/2041	151,263	153,987
Pool AI5362, 4.50%, 06/01/2041	88,469	88,369
Pool AI6155, 4.50%, 07/01/2041	187,083	189,143
Pool AI8167, 4.50%, 08/01/2041	80,084	80,123
Pool BH1145, 4.50%, 04/01/2047	263,095	262,173
Pool BK2031, 4.50%, 04/01/2048	218,679	218,079
Pool BK5278, 4.50%, 05/01/2048	736,401	744,684
Pool BK5299, 4.50%, 06/01/2048	448,467	450,140
Pool BK8815, 4.50%, 07/01/2048	378,063	378,004
Pool BK8869, 4.50%, 09/01/2048	947,664	963,065
Pool BK8905, 4.50%, 09/01/2048	333,176	331,910
Pool BN0889, 4.50%, 11/01/2048	367,829	367,772
Pool BN0323, 4.50%, 12/01/2048	269,734	269,043
Pool BN4308, 4.50%, 12/01/2048	186,364	186,086
Pool CA2842, 4.50%, 12/01/2048	401,357	401,117
Pool BN5289, 4.50%, 01/01/2049	120,820	120,867
Pool BN4339, 4.50%, 02/01/2049	197,498	197,229
Pool BN4384, 4.50%, 03/01/2049	143,010	142,817
Pool BN6238, 4.50%, 04/01/2049	124,601	125,631
Pool BN6277, 4.50%, 04/01/2049	123,797	123,697
Pool BN6302, 4.50%, 05/01/2049	14,515	14,466
Pool BN8924, 4.50%, 06/01/2049	295,565	297,833
Pool BN8932, 4.50%, 06/01/2049	176,863	177,679
Pool BO1320, 4.50%, 08/01/2049	201,096	200,823
Pool BW6012, 4.50%, 07/01/2052	859,843	859,496
Pool SD8231, 4.50%, 07/01/2052	19,789,727	19,686,345
Pool BW5904, 4.50%, 08/01/2052	439,776	437,645
Pool CB4293, 4.50%, 08/01/2052	6,587,219	6,556,114
Pool 890230, 5.00%, 07/01/2040	2,761,852	2,882,776
Pool AD8500, 5.00%, 08/01/2040	80,916	81,717
Pool AH6772, 5.00%, 03/01/2041	50,472	51,042
Pool AH8879, 5.00%, 04/01/2041	186,522	188,400
Pool AI3492, 5.00%, 06/01/2041	180,376	182,221
Pool AI6154, 5.00%, 07/01/2041	111,641	112,741
Pool BK5300, 5.00%, 05/01/2048	390,175	398,314
Pool BK8817, 5.00%, 07/01/2048	89,420	90,296
Pool BK8870, 5.00%, 09/01/2048	510,623	523,739
Pool BN6239, 5.00%, 04/01/2049	36,096	36,452
Pool 890246, 5.50%, 11/01/2038	1,198,190	1,270,279
Pool 890247, 6.00%, 09/01/2038	1,363,247	1,468,785
Pool 886136, 6.50%, 07/01/2036	155,281	161,664
Pool 900106, 6.50%, 08/01/2036	52,960	55,263

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool 900649, 6.50%, 09/01/2036	$99,179	$103,256
Pool 947771, 6.50%, 09/01/2037	37,566	39,110
		642,857,531

FRESB Multifamily Mortgage Pass-Through Certificate - 0.40%
Pool 2021-SB83, 0.63%, 01/25/2026 (b)	3,034,409	2,777,477
Pool 2021-SB82, 0.67%, 11/25/2025 (b)	2,199,117	2,022,405
Pool 2021-SB87, 0.78%, 04/25/2041 (b)	4,166,726	3,809,297
Pool 2021-SB82, 0.86%, 12/25/2027 (b)	2,448,222	2,180,918
Pool 2021-SB87, 1.07%, 04/25/2028 (b)	1,057,799	940,914
Pool 2017-SB43, 2.79%, (ICE LIBOR USD 1 Month+2.740%), 10/25/2037 (b)	594,427	595,335
Pool 2017-SB43, 3.00%, 10/25/2027 (b)	522,994	494,620
		12,820,966

GNMA Multifamily - 11.43%
Pool 2021-31, 1.10%, 01/16/2061	2,230,448	1,860,810
Pool 2021-36, 1.15%, 03/16/2057	1,966,287	1,668,131
Pool 2021-47, 1.15%, 03/16/2061	4,862,183	4,083,389
Pool 2021-28, 1.20%, 01/16/2062	16,068,267	13,556,266
Pool 2021-186, 1.25%, 05/16/2052	4,843,240	4,306,457
Pool 2021-5, 1.25%, 01/16/2061	482,668	406,051
Pool 2021-51, 1.25%, 10/16/2062	1,004,446	847,497
Pool 2020-135, 1.30%, 01/16/2063	1,361,023	1,147,870
Pool 2021-134 KQ, 1.40%, 03/16/2060	354,501	300,722
Pool 2021-43, 1.40%, 03/16/2062	5,110,193	4,349,863
Pool 2013-30 A, 1.50%, 05/16/2042	148,625	146,179
Pool 2022-23 AE, 1.50%, 04/16/2046	3,162,772	2,956,067
Pool 2022-3 AN, 1.50%, 09/16/2051	16,410,693	14,699,832
Pool 2022-17 AJ, 1.50%, 05/16/2056	494,221	431,708
Pool 2021-79, 1.50%, 10/16/2057	1,082,642	952,225
Pool 2021-218 AG, 1.50%, 11/16/2059	839,098	716,694
Pool 2021-219 AJ, 1.50%, 11/16/2059	1,175,974	1,029,599
Pool 2021-218 AK, 1.50%, 10/16/2061	9,891,200	8,042,186
Pool 2021-217 AB, 1.50%, 12/16/2061	1,434,688	1,293,395
Pool 2021-68, 1.50%, 12/16/2061	1,349,355	1,182,273
Pool 2022-2 AC, 1.50%, 01/16/2062	8,760,498	7,649,988
Pool 2020-89 AB, 1.50%, 02/16/2062	422,635	360,331
Pool 2020-69, 1.50%, 03/16/2062	995,308	848,098
Pool 2021-164, 1.50%, 03/16/2062	2,710,008	2,325,660
Pool 2020-139, 1.50%, 04/16/2062	863,576	738,428
Pool 2021-210, 1.50%, 05/16/2062	501,942	428,138
Pool 2020-158, 1.50%, 09/16/2062	2,591,059	2,214,534
Pool 2021-102 AD, 1.50%, 10/16/2062	932,681	796,811
Pool 2020-170, 1.50%, 11/16/2062	401,169	338,359
Pool 2021-183, 1.50%, 01/16/2063	1,476,356	1,262,969
Pool 2021-40, 1.50%, 02/16/2063	7,869,531	6,652,033
Pool 2021-21, 1.50%, 06/16/2063	5,017,478	4,251,377
Pool 2021-164, 1.50%, 10/16/2063	396,225	329,323
Pool 2022-7 AC, 1.50%, 01/16/2064	1,974,344	1,683,693
Pool 2013-85 A, 1.55%, 09/16/2046	198,029	187,283
Pool 2013-7 AC, 1.60%, 03/16/2047	610,686	570,205
Pool 2021-75, 1.60%, 04/16/2062	2,442,630	2,104,482
Pool 2020-197, 1.60%, 10/16/2062	3,546,133	3,052,514

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool 2021-200, 1.60%, 10/16/2062	$448,040	$390,407
Pool 2022-21 AB, 1.60%, 12/16/2062	1,395,623	1,207,080
Pool 2020-100, 1.65%, 04/16/2062	784,461	682,800
Pool 2021-170, 1.65%, 12/16/2062	791,318	683,178
Pool 2021-65, 1.65%, 12/16/2062	403,091	347,689
Pool 2021-220 AC, 1.65%, 11/16/2063	4,795,848	4,039,971
Pool 2012-139 AB, 1.67%, 02/16/2053	45,096	39,447
Pool 2013-118 AC, 1.70%, 06/16/2036	103,448	103,058
Pool 2021-90, 1.70%, 05/16/2061	2,135,529	1,846,038
Pool 2013-50 AB, 1.73%, 05/16/2045	280,162	266,528
Pool 2022-15 AP, 1.75%, 12/16/2055	1,316,903	1,168,376
Pool 2021-222 AP, 1.75%, 02/16/2056	5,629,355	4,994,537
Pool 2022-14 AG, 1.75%, 01/01/2058	2,228,013	1,952,364
Pool 2021-128 PT, 1.75%, 06/16/2061	472,831	411,246
Pool 2022-038, 1.75%, 01/16/2062	7,847,821	6,740,967
Pool 2022-042, 1.75%, 01/16/2062	983,827	862,838
Pool 2022-41 AD, 1.75%, 01/16/2062	1,786,784	1,605,145
Pool 2021-80, 1.75%, 06/16/2062	1,932,059	1,702,056
Pool 2022-8 AB, 1.75%, 07/16/2062	1,503,098	1,333,677
Pool 2020-128, 1.75%, 10/16/2062	1,990,411	1,712,029
Pool 2021-110 AC, 1.75%, 10/16/2062	141,007	122,990
Pool 2021-33, 1.75%, 10/16/2062	1,124,210	977,381
Pool 2012-144 AD, 1.77%, 01/16/2053	152,222	141,060
Pool 2012-99 AE, 1.80%, 02/16/2048	569,329	512,715
Pool 2013-12 AB, 1.83%, 11/16/2052	125,528	120,005
Pool 2013-72 AC, 1.88%, 05/16/2046	350,717	330,747
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	668,621	600,152
Pool 2012-150 AB, 1.90%, 08/16/2044	58,596	55,779
Pool 2012-120 A, 1.90%, 02/16/2053	807,952	737,995
Pool 2020-71, 1.90%, 01/16/2062	764,410	670,014
Pool 2022-59 AB, 2.00%, 07/16/2043	1,409,230	1,348,621
Pool 2022-115, 2.00%, 09/16/2048	9,956,739	9,309,927
Pool 2013-128 AB, 2.00%, 10/16/2051	938,312	869,244
Pool 2011-143, 2.00%, 10/16/2057	1,635,415	1,441,220
Pool 2017-7, 2.00%, 11/16/2058	71,979	63,981
Pool 2022-042, 2.00%, 01/16/2062	991,134	890,522
Pool 2022-77 AD, 2.00%, 01/16/2062	1,256,265	1,111,811
Pool 2020-118 AC, 2.00%, 04/16/2062	617,519	546,242
Pool 2020-91 AQ, 2.00%, 05/16/2062	1,287,499	1,133,776
Pool 2020-106 AG, 2.00%, 06/16/2062	872,466	770,048
Pool 2020-111 AD, 2.00%, 09/15/2062	1,546,519	1,368,792
Pool 2020-159, 2.00%, 10/16/2062	1,496,345	1,323,258
Pool 2022-71 AH, 2.00%, 05/16/2063	1,986,798	1,772,834
Pool 2022-035, 2.00%, 10/16/2063 (b)	361,934	327,311
Pool 2022-49 AH, 2.00%, 03/16/2064	5,766,064	5,041,035
Pool 2022-73 AK, 2.00%, 03/16/2064	2,225,738	1,943,367
Pool 2012-112 AD, 2.09%, 02/16/2053	103,355	94,271
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	183,843	168,833
Pool 2022-74 DA, 2.10%, 12/16/2058 (b)	4,980,651	4,439,684
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	127,910	116,199
Pool AA8478, 2.15%, 05/15/2035	265,792	264,552
Pool AA8479, 2.15%, 11/15/2035	558,563	555,956
Pool 2022-082, 2.15%, 12/16/2050	1,464,287	1,336,548
Pool 2022-96 DA, 2.15%, 02/16/2057	783,564	700,213
Pool 2022-72 AD, 2.15%, 04/16/2063	497,138	442,132

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool 2012-70 AB, 2.18%, 08/16/2052	$29,292	$28,536
Pool 2013-94 AB, 2.20%, 03/16/2054	216,777	200,986
Pool 2016-152, 2.20%, 08/15/2058	1,386,314	1,239,119
Pool 2020-2020, 2.20%, 04/16/2061	508,370	467,570
Pool 2020-70, 2.20%, 04/16/2062	536,805	478,300
Pool AC5324, 2.23%, 09/15/2032	619,460	615,031
Pool 2016-40, 2.25%, 03/16/2050	2,759,618	2,563,229
Pool 2012-111 AB, 2.25%, 09/16/2052	195,963	194,545
Pool 2019-127, 2.25%, 08/16/2053	327,560	296,950
Pool 2016-175, 2.25%, 09/16/2058	1,980,066	1,771,785
Pool 2020-10, 2.25%, 05/16/2060	2,404,837	2,227,907
Pool 2020-48, 2.25%, 11/16/2061	1,637,022	1,462,588
Pool 2022-149, 2.25%, 03/16/2062	4,800,000	4,532,681
Pool 2021-112 AC, 2.25%, 10/16/2063	1,441,896	1,282,928
Pool 2014-130 CA, 2.30%, 11/16/2042	1,606	1,603
Pool 2017-20, 2.30%, 09/16/2057	1,018,221	919,421
Pool 2016-125, 2.30%, 12/16/2057	605,492	542,224
Pool 2017-003, 2.30%, 09/16/2058	1,118,349	1,002,920
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	500,000	459,161
Pool 2015-125 AB, 2.35%, 04/16/2047	1,675,118	1,580,269
Pool 2016-26, 2.35%, 11/16/2056	85,104	80,349
Pool 2016-87, 2.35%, 03/16/2058	322,591	291,723
Pool 2020-26 AD, 2.35%, 04/15/2061	2,538,242	2,304,331
Pool 2016-40, 2.40%, 06/16/2049	951,512	883,317
Pool 2018-16, 2.40%, 03/16/2050	3,524,485	3,336,367
Pool 2017-30, 2.40%, 03/16/2051	1,301,516	1,214,562
Pool 2018-26, 2.40%, 03/16/2052	1,866,186	1,782,075
Pool 2014-15 AD, 2.40%, 08/16/2054 (b)	4,538	4,512
Pool 2017-50, 2.40%, 01/16/2057	2,702,576	2,429,952
Pool 2017-16, 2.40%, 01/16/2058	801,060	727,308
Pool 2017-29, 2.40%, 01/16/2058	1,294,620	1,196,395
Pool 2016-113, 2.40%, 02/16/2058	604,741	543,303
Pool 2017-49, 2.40%, 05/16/2058	1,697,430	1,552,652
Pool 2017-41, 2.40%, 07/16/2058	706,090	656,049
Pool 2020-24 AB, 2.40%, 08/16/2061	938,436	853,930
Pool 2017-169, 2.45%, 03/16/2050	1,380,087	1,312,114
Pool 2020-23 AC, 2.45%, 02/16/2062	633,734	575,258
Pool 2018-30, 2.50%, 10/16/2048	235,366	231,130
Pool 2018-47, 2.50%, 01/16/2049	134,856	132,078
Pool 2017-111, 2.50%, 06/16/2051	77,732	74,653
Pool 2015-114 AD, 2.50%, 11/15/2051	585,472	565,190
Pool 2017-9, 2.50%, 09/16/2056	673,635	608,736
Pool 2017-157, 2.50%, 10/16/2056	468,387	438,780
Pool 2017-28, 2.50%, 02/16/2057	2,694,430	2,432,132
Pool 2016-36 A, 2.50%, 03/16/2057	156,649	144,072
Pool 2017-72, 2.50%, 04/16/2057	475,386	429,620
Pool 2016-71, 2.50%, 10/16/2057	1,300,155	1,175,753
Pool 2017-46, 2.50%, 11/16/2057	1,958,090	1,767,990
Pool 2017-64, 2.50%, 11/16/2057	395,810	357,170
Pool 2017-22, 2.50%, 12/16/2057	2,670,529	2,421,755
Pool 2017-47, 2.50%, 08/16/2058	447,149	413,014
Pool 2017-81, 2.50%, 09/16/2058	277,982	253,314
Pool 2017-97, 2.50%, 09/16/2058	243,137	221,486

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool 2018-3, 2.50%, 10/16/2058	$3,402,060	$3,118,163
Pool 2017-154, 2.50%, 12/16/2058	1,834,111	1,662,282
Pool 2017-127, 2.50%, 02/16/2059	508,648	459,476
Pool 2017-143, 2.50%, 02/16/2059	874,562	789,958
Pool 2018-75, 2.50%, 04/16/2059	737,193	691,907
Pool 2017-191, 2.50%, 07/16/2059 (b)	2,839,166	2,561,645
Pool 2018-2, 2.50%, 07/16/2059	423,208	383,875
Pool 2017-169, 2.50%, 09/16/2059	78,690	71,264
Pool 2019-141, 2.50%, 08/16/2060	855,733	776,041
Pool 2020-8 AL, 2.50%, 01/16/2061	316,145	291,412
Pool 2019-107, 2.50%, 02/16/2061	532,231	480,911
Pool 2020-2 AH, 2.50%, 02/16/2061	2,359,543	2,163,090
Pool 2019-147 AE, 2.50%, 06/16/2061	641,775	580,018
Pool 2020-72, 2.50%, 02/16/2062	1,811,505	1,645,390
Pool 2020-10 AC, 2.50%, 04/16/2062	1,395,782	1,265,458
Pool 2016-64, 2.55%, 12/16/2057	956,063	865,368
Pool 2019-124, 2.55%, 09/16/2060	209,701	198,027
Pool 2018-74 AG, 2.60%, 12/16/2050	146,485	145,519
Pool 2017-106, 2.60%, 04/16/2051	142,658	134,258
Pool 2015-101 AE, 2.60%, 03/16/2052	350,685	328,212
Pool 2015-128 AJ, 2.60%, 11/16/2055	1,652,315	1,543,639
Pool 2015-160 AC, 2.60%, 01/16/2056 (b)	2,146,018	1,977,091
Pool 2018-69, 2.60%, 03/16/2056	728,992	711,353
Pool 2015-67 AE, 2.60%, 10/16/2056 (b)	458,167	419,456
Pool 2016-24, 2.60%, 12/16/2056	160,959	150,440
Pool 2016-41, 2.60%, 06/16/2057	107,105	97,216
Pool 2017-90, 2.60%, 07/16/2057	2,182,057	2,033,319
Pool 2017-62, 2.60%, 11/16/2057	915,810	851,985
Pool 2017-92, 2.60%, 06/16/2058	1,005,381	945,728
Pool 2018-16, 2.60%, 06/16/2058	2,410,849	2,232,332
Pool 2017-74, 2.60%, 09/16/2058	2,731,124	2,494,543
Pool 2018-28, 2.60%, 09/16/2058	3,859,688	3,563,766
Pool 2017-108, 2.60%, 10/16/2058	420,820	385,995
Pool 2017-135, 2.60%, 10/16/2058	2,283,355	2,077,633
Pool 2017-70, 2.60%, 10/16/2058	243,938	222,716
Pool 2017-102, 2.60%, 12/16/2058 (b)	1,007,933	912,043
Pool 2017-124, 2.60%, 12/16/2058	549,756	501,378
Pool 2017-131, 2.60%, 12/16/2058 (b)	1,000,374	906,314
Pool 2017-7, 2.60%, 12/16/2058 (b)	2,695,469	2,312,533
Pool 2018-9, 2.60%, 12/16/2058	1,077,447	983,771
Pool 2017-105, 2.60%, 01/16/2059	335,636	307,840
Pool 2017-143, 2.60%, 01/16/2059	1,537,307	1,383,034
Pool 2017-94, 2.60%, 02/16/2059	190,529	174,407
Pool 2017-169, 2.60%, 04/16/2059 (b)	3,530,232	3,206,853
Pool 2017-185, 2.60%, 04/16/2059 (b)	127,143	115,629
Pool 2017-126, 2.60%, 05/16/2059	80,674	74,074
Pool 2017-152, 2.60%, 05/16/2059	325,612	299,489
Pool 2017-61, 2.60%, 05/16/2059	750,331	688,525
Pool 2018-41 AD, 2.60%, 06/16/2059	624,394	597,341
Pool 2018-35, 2.60%, 09/16/2059	2,522,219	2,333,305
Pool 2019-88, 2.60%, 12/16/2059	540,964	505,766
Pool 2017-190, 2.60%, 03/16/2060	1,070,641	973,830
Pool 2019-147, 2.60%, 09/16/2060	149,371	137,188
Pool 2019-130, 2.60%, 11/16/2061	335,124	310,610
Pool 591746, 2.63%, 06/15/2048	723,479	711,632

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	$99,392	$94,227
Pool 2015-86 AC, 2.65%, 03/16/2050	532,872	511,281
Pool 2015-171 EA, 2.65%, 12/16/2052	45,237	41,573
Pool 2016-178, 2.65%, 08/16/2058	2,620,811	2,401,743
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	274,046	255,854
Pool 2018-60, 2.70%, 12/16/2058	760,327	717,307
Pool 2017-159, 2.70%, 01/16/2059	501,250	457,990
Pool 2018-25, 2.70%, 04/16/2059	5,421,456	5,034,016
Pool 2018-43, 2.70%, 10/16/2059	1,041,555	956,076
Pool 2022-102, 2.70%, 06/16/2064 (b)	3,140,611	2,869,857
Pool AC3668, 2.73%, 04/15/2043	1,751,660	1,729,771
Pool 2018-62, 2.75%, 05/16/2051	558,823	534,984
Pool 2016-39, 2.75%, 01/16/2056	1,380,070	1,263,190
Pool 2015-81 AE, 2.75%, 10/16/2056 (b)	824,887	770,664
Pool 2017-54, 2.75%, 09/16/2057	300,213	277,479
Pool 2019-81 AC, 2.75%, 08/16/2060	72,504	66,897
Pool 2019-146, 2.75%, 07/16/2061 (b)	852,917	791,900
Pool 2015-6 AH, 2.80%, 02/16/2051 (b)	465,587	439,492
Pool 2014-186 AH, 2.80%, 08/16/2054	94,625	89,529
Pool 2015-140 AC, 2.80%, 11/16/2056	743,636	697,353
Pool 2018-56, 2.80%, 04/16/2058	2,611,923	2,457,591
Pool 2019-50, 2.80%, 06/16/2059	215,466	214,078
Pool BX1555, 2.80%, 06/15/2062	9,392,000	8,718,546
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	53,004	49,677
Pool 2018-82, 2.85%, 12/16/2051	1,096,630	1,030,196
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	11,635	11,580
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	711,616	669,176
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	70,884	68,086
Pool AV9479, 2.90%, 10/15/2051	7,796,105	7,775,241
Pool 2013-154, 2.90%, 09/16/2053 (b)	529,116	492,554
Pool 2015-73 AG, 2.90%, 11/16/2055 (b)	423,840	400,485
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	315,294	298,452
Pool 2018-110, 2.90%, 09/16/2059	142,458	133,760
Pool 2019-94 AG, 2.95%, 07/16/2060	455,797	435,889
Pool 2016-40, 2.96%, 05/16/2050 (b)	828,131	771,191
Pool 2015-22 B, 3.00%, 01/16/2049 (b)	1,975,000	1,804,759
Pool 2018-73, 3.00%, 04/16/2049	204,051	196,306
Pool 2018-96, 3.00%, 09/16/2049	510,224	490,457
Pool 2018-62, 3.00%, 05/16/2050	131,780	126,650
Pool 2018-98, 3.00%, 10/16/2050	113,067	110,213
Pool 2019-53, 3.00%, 06/16/2051	44,569	44,265
Pool 2015-101 MB, 3.00%, 03/16/2052 (b)	2,500,000	2,233,029
Pool 2015-47 B, 3.00%, 10/16/2055 (b)	400,000	374,951
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	573,840	538,313
Pool 2018-88, 3.00%, 02/16/2058	958,359	891,482
Pool 2018-43, 3.00%, 12/16/2058	226,281	215,085
Pool 2019-63, 3.00%, 02/16/2060	233,891	224,478
Pool 2019-47, 3.00%, 05/16/2060	129,020	120,384
Pool 2019-66, 3.00%, 05/16/2060	14,646	14,143
Pool 2019-75 AC, 3.00%, 05/16/2060	419,203	405,678
Pool 2022-144, 3.00%, 10/16/2064 (b)	735,000	682,079
Pool 2014-164 BA, 3.05%, 09/16/2052	178,207	175,633
Pool AS2544, 3.10%, 04/15/2042	725,653	703,507

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool 2014-164 AN, 3.10%, 03/16/2055 (b)	$614,814	$570,326
Pool AK8205, 3.10%, 09/15/2055	2,177,793	2,083,233
Pool 2018-85, 3.10%, 07/16/2057 (b)	744,141	706,268
Pool 2019-64, 3.10%, 01/16/2060	445,499	424,104
Pool 2019-105 A, 3.10%, 05/16/2061	12,589	11,906
Pool 2018-136 AE, 3.15%, 09/16/2058	913,902	873,757
Pool 2019-32, 3.15%, 12/16/2059	687,865	674,329
Pool 2019-80 AB, 3.15%, 11/16/2060	35,945	33,353
Pool 2018-99, 3.20%, 01/16/2052	24,150	23,996
Pool 2015-128 MG, 3.20%, 11/16/2055 (b)	1,000,000	881,629
Pool AK7840, 3.25%, 03/15/2050	879,327	860,545
Pool 2019-26, 3.25%, 01/16/2060	126,653	125,121
Pool 2019-37, 3.25%, 02/16/2060	966,828	934,474
Pool 2018-165 AB, 3.25%, 09/16/2060	1,508,523	1,402,667
Pool 2014-155 DC, 3.32%, 06/16/2047 (b)	793,968	768,982
Pool 2014-61 A, 3.34%, 02/16/2054 (b)	619,368	590,828
Pool AT8470, 3.40%, 10/15/2051	1,751,587	1,713,453
Pool AN9543, 3.45%, 11/15/2050	1,576,653	1,544,774
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	489,272	461,032
Pool AD8950, 3.51%, 09/15/2048	1,939,832	1,915,734
Pool AM0526, 3.51%, 05/15/2050	1,024,200	1,008,303
Pool AH5339, 3.55%, 12/15/2050	1,207,239	1,188,240
Pool AC6851, 3.62%, 08/15/2048	856,825	846,885
Pool AC6853, 3.62%, 08/15/2048	856,825	846,885
Pool 661707, 3.75%, 12/15/2054	827,123	815,565
Pool AG7484, 3.83%, 03/15/2049	435,304	430,072
Pool AO6152, 3.94%, 01/15/2045	1,816,186	1,797,106
Pool AH7386, 4.00%, 11/15/2053	1,825,300	1,814,342
Pool 768250, 4.01%, 08/15/2052	2,285,625	2,271,975
Pool AH1338, 4.61%, 06/15/2055	465,125	469,484
Pool 699710, 5.43%, 07/15/2044	331,161	330,740
Pool 637911, 6.00%, 07/15/2035	302,162	302,447
Pool 636413, 6.25%, 04/15/2036	536,944	537,479
		364,683,088
GNMA Single Family - 0.55%
Pool BV1487, 2.50%, 08/20/2050	305,723	278,495
Pool CE6248, 2.50%, 08/20/2051	273,875	249,057
Pool AD1699, 3.00%, 02/15/2043	59,486	56,354
Pool AV5053, 3.00%, 10/20/2046	301,287	284,692
Pool AX5461, 3.00%, 12/20/2046	801,190	754,001
Pool AX5544, 3.00%, 01/20/2047	207,710	196,434
Pool BV1491, 3.00%, 08/20/2050	761,550	716,300
Pool 779354, 3.50%, 06/15/2042	3,843	3,800
Pool AX5545, 3.50%, 01/20/2047	432,368	419,433
Pool BC5351, 3.50%, 09/20/2047	476,161	461,835
Pool BD9036, 3.50%, 11/20/2047	602,809	584,811
Pool 737576, 4.00%, 11/15/2040	17,839	17,916
Pool 737712, 4.00%, 12/15/2040	130,958	131,425
Pool 757173, 4.00%, 12/20/2040	120,247	119,089
Pool 737837, 4.00%, 01/15/2041	191,494	191,183
Pool 759104, 4.00%, 01/15/2041	164,407	163,855
Pool 2759436, 4.00%, 01/20/2041	61,341	60,984
Pool 2759466, 4.00%, 01/20/2041	153,448	152,553
Pool 759191, 4.00%, 02/15/2041	238,079	237,279

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool 2759301, 4.00%, 02/20/2041	$195,134	$194,001
Pool 2763042, 4.00%, 04/20/2041	65,805	64,996
Pool 738629, 4.00%, 08/15/2041	305,514	306,273
Pool 738630, 4.00%, 08/15/2041	249,206	250,205
Pool 770515, 4.00%, 08/15/2041	383,621	383,660
Pool 738735, 4.00%, 09/15/2041	91,184	91,860
Pool 738954, 4.00%, 11/15/2041	51,541	51,318
Pool 778766, 4.00%, 01/15/2042	288,837	288,816
Pool 778847, 4.00%, 02/15/2042	47,543	47,517
Pool AF3781, 4.00%, 09/15/2043	302,689	301,646
Pool AG8734, 4.00%, 12/15/2043	145,169	145,687
Pool BH0074, 4.00%, 06/20/2048	1,181,162	1,168,715
Pool BI3170, 4.00%, 07/20/2048	246,202	243,119
Pool 717198, 4.50%, 06/15/2039	158,084	160,368
Pool 714594, 4.50%, 07/15/2039	82,982	84,182
Pool 720208, 4.50%, 07/15/2039	153,272	155,486
Pool 726402, 4.50%, 10/15/2039	31,741	32,200
Pool 728954, 4.50%, 12/15/2039	108,326	110,315
Pool 729017, 4.50%, 01/15/2040	214,869	217,628
Pool 737051, 4.50%, 03/15/2040	141,279	143,388
Pool 737222, 4.50%, 05/15/2040	120,322	122,116
Pool 698160, 4.50%, 07/15/2040	58,437	59,167
Pool 748456, 4.50%, 08/15/2040	187,061	189,759
Pool 738152, 4.50%, 04/15/2041	397,292	406,375
Pool 738267, 4.50%, 05/15/2041	173,137	175,426
Pool 763543, 4.50%, 05/15/2041	79,373	80,334
Pool 738397, 4.50%, 06/15/2041	275,380	280,701
Pool 770396, 4.50%, 06/15/2041	109,051	110,381
Pool 2783417, 4.50%, 08/20/2041	1,994,531	2,054,531
Pool BH0075, 4.50%, 06/20/2048	269,357	272,381
Pool BK9581, 4.50%, 02/20/2049	95,956	95,959
Pool 688624, 5.00%, 05/15/2038	77,728	79,562
Pool 411105, 5.00%, 01/15/2039	24,798	25,386
Pool 439079, 5.00%, 02/15/2039	114,452	117,684
Pool 646728, 5.00%, 03/15/2039	73,436	75,164
Pool 646750, 5.00%, 04/15/2039	59,114	60,514
Pool 646777, 5.00%, 05/15/2039	34,829	35,653
Pool 720288, 5.00%, 08/15/2039	88,190	90,278
Pool 722944, 5.00%, 08/15/2039	55,188	56,495
Pool 723006, 5.00%, 10/15/2039	142,703	146,083
Pool 726403, 5.00%, 10/15/2039	23,970	24,536
Pool 737055, 5.00%, 03/15/2040	183,587	187,926
Pool 658393, 5.00%, 06/15/2040	180,012	184,272
Pool 2783418, 5.00%, 06/20/2040	1,409,400	1,426,983
Pool 684677, 5.50%, 03/15/2038	74,092	76,713
Pool 2688636, 5.50%, 05/20/2038	211,049	216,855
Pool 690974, 5.50%, 06/15/2038	39,505	40,906
Pool 2409120, 5.50%, 07/20/2038	105,769	108,634
Pool 2700671, 5.50%, 10/20/2038	68,238	70,057
Pool 411116, 5.50%, 01/15/2039	145,703	150,955
Pool 2684988, 6.00%, 03/20/2038	84,780	87,534
Pool 688626, 6.00%, 05/15/2038	103,769	108,155
Pool 2693900, 6.00%, 07/20/2038	129,942	134,244

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool 696513, 6.00%, 08/15/2038	$33,325	$34,731
Pool 2696843, 6.00%, 08/20/2038	53,757	55,504
Pool 699255, 6.00%, 09/15/2038	128,467	133,890
Pool 2698997, 6.00%, 09/20/2038	103,792	107,189
Pool 705999, 6.00%, 01/15/2039	86,033	89,662
Pool 2696844, 6.50%, 08/20/2038	67,388	67,963
Pool 530199, 7.00%, 03/20/2031	38,092	38,268
		17,399,802
HUD - 0.01%
Pool 0620, 5.77%, 08/01/2026	328,000	330,569

Small Business Administration - 0.68%
Pool American, 1.25%, 04/11/2038 (b)	578,533	575,515
Pool Cleburne, 1.25%, 07/15/2038 (b)	419,093	416,947
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (b)	216,281	216,796
Pool 507253, 2.00%, (Prime Rate-2.750%), 05/25/2030 (b)	13,326	13,387
Pool 3046316007, 2.05%, 12/03/2032 (b)	162,660	159,313
Pool 508206, 2.10%, (Prime Rate-2.650%), 09/25/2032 (b)	13,073	13,125
Pool 508298, 2.10%, (Prime Rate-2.650%), 01/25/2033 (b)	166,591	167,512
Pool 508506, 2.13%, (Prime Rate-2.625%), 06/25/2033 (b)	106,055	106,483
Pool 508716, 2.32%, (Prime Rate-2.430%), 06/25/2034 (b)	50,518	50,451
Pool 509392, 2.75%, (Prime Rate-2.000%), 07/25/2023 (b)	108,227	107,800
Pool 509409, 2.75%, (Prime Rate-2.000%), 09/25/2023 (b)	45,094	44,977
Pool 509596, 2.75%, (Prime Rate-2.000%), 11/25/2024 (b)	66,250	66,111
Pool 509670, 2.75%, (Prime Rate-2.000%), 04/25/2025 (b)	89,845	89,526
Pool 509678, 2.75%, (Prime Rate-2.000%), 05/25/2025 (b)	344,869	344,412
Pool 509748, 2.75%, (Prime Rate-2.000%), 09/25/2025 (b)	577,608	575,894
Pool 509350, 2.75%, (Prime Rate-2.000%), 03/25/2038 (b)	155,405	152,768
Pool 509391, 2.75%, (Prime Rate-2.000%), 06/25/2038 (b)	321,874	319,649
Pool 509417, 2.75%, (Prime Rate-2.000%), 10/25/2038 (b)	285,869	281,774
Pool 509460, 2.75%, (Prime Rate-2.000%), 01/25/2039 (b)	574,388	568,755
Pool 509491, 2.75%, (Prime Rate-2.000%), 02/25/2039 (b)	532,890	523,855
Pool 509541, 2.75%, (Prime Rate-2.000%), 08/25/2039 (b)	176,179	171,094
Pool 509575, 2.75%, (Prime Rate-2.000%), 10/25/2039 (b)	969,361	995,264
Pool 509661, 2.75%, (Prime Rate-2.000%), 03/25/2040 (b)	1,209,062	1,228,560
Pool 509688, 2.75%, (Prime Rate-2.000%), 08/25/2040 (b)	2,104,075	2,142,250
Pool 509735, 2.75%, (Prime Rate-2.000%), 09/25/2040 (b)	594,166	597,979
Pool 509760, 2.75%, (Prime Rate-2.000%), 11/25/2040 (b)	1,204,089	1,234,310
Pool Premie, 2.95%, 08/29/2038 (b)	603,918	635,184
Pool 509977, 3.15%, (Prime Rate-1.600%), 03/25/2042 (b)	172,134	177,020
Pool Animal, 3.19%, 06/04/2023 (b)	39,415	40,336
Pool 509348, 3.50%, (Prime Rate-2.000%), 02/25/2038 (b)	282,010	277,685
Pool 509573, 3.50%, (Prime Rate-2.000%), 09/25/2039 (b)	1,270,464	1,291,359
Pool 510004, 3.50%, (Prime Rate-1.250%), 05/25/2042 (b)	237,216	243,469
Pool 509793, 3.61%, (Prime Rate-1.144%), 01/25/2041 (b)	1,021,088	1,044,377
Pool 510051, 4.00%, (Prime Rate-0.750%), 07/25/2042 (b)	190,547	200,547
Pool 509010, 4.08%, (Prime Rate-0.675%), 01/25/2036 (b)	40,757	41,423
Pool Schatz, 4.15%, 10/04/2023 (b)	7,342	7,755
Pool 522124, 4.54%, (Prime Rate-0.180%), 02/25/2040 (b)	288,766	302,051
Pool 510047, 4.58%, (Prime Rate-0.171%), 09/25/2042 (b)	468,711	501,771
Pool 509900, 4.65%, (Prime Rate-0.098%), 03/25/2042 (b)	1,548,080	1,646,814
Pool 522305, 4.92%, (Prime Rate+0.182%), 11/25/2028 (b)	174,968	180,887
Pool 509967, 5.15%, (Prime Rate+0.402%), 03/25/2032 (b)	139,398	147,622
Pool Buck Pizza, 5.23%, 07/15/2024 (b)	8,341	8,461
Pool 7530434005, 5.27%, 06/29/2024	7,028	7,129

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Pool 521967, 5.30%, (Prime Rate+0.515%), 06/25/2038 (b)	$358,223	$377,991
Pool 522053, 5.34%, (Prime Rate+0.577%), 05/25/2026 (b)	59,612	60,312
Pool 522440, 5.39%, (Prime Rate+0.575%), 07/25/2029 (b)	234,156	246,228
Pool 522194, 5.42%, (Prime Rate+0.624%), 09/25/2040 (b)	113,001	122,495
Pool 521984, 5.46%, (Prime Rate+0.578%), 10/25/2038 (b)	88,501	94,138
Pool 522158, 5.57%, (Prime Rate+0.879%), 01/25/2027 (b)	180,844	185,615
Pool 522317, 5.57%, (Prime Rate+0.963%), 03/25/2029 (b)	207,243	220,695
Pool 522371, 5.57%, (Prime Rate+0.789%), 10/25/2029 (b)	68,561	72,140
Pool 510056, 5.58%, (Prime Rate+0.829%), 08/25/2042 (b)	120,649	133,245
Pool 522328, 5.59%, (Prime Rate+0.917%), 05/25/2029 (b)	19,818	21,122
Pool 522423, 5.61%, (Prime Rate+0.785%), 12/25/2028 (b)	274,202	287,902
Pool 522029, 5.63%, (Prime Rate+0.947%), 02/25/2039 (b)	17,903	19,117
Pool 521860, 5.64%, (Prime Rate+0.913%), 03/25/2037 (b)	177,563	187,251
Pool 522268, 5.71%, (Prime Rate+0.916%), 01/25/2029 (b)	477,198	496,745
Pool 522387, 5.77%, (Prime Rate+0.967%), 01/25/2030 (b)	128,582	136,235
Pool 522156, 5.79%, (Prime Rate+0.983%), 05/25/2040 (b)	181,243	194,802
Pool 522282, 5.90%, (Prime Rate+1.136%), 09/25/2028 (b)	88,262	92,088
Pool 522327, 5.96%, (Prime Rate+1.192%), 05/25/2029 (b)	363,102	386,400
Pool 522150, 6.06%, (Prime Rate+1.205%), 02/25/2026 (b)	8,759	8,902
Pool 509647, 6.11%, (Prime Rate+0.605%), 12/25/2026 (b)	67,247	68,522
Pool 522125, 6.28%, (Prime Rate+0.842%), 10/25/2026 (b)	31,780	32,493
Pool 521919, 6.33%, (Prime Rate+0.807%), 12/25/2037 (b)	40,932	43,197
Pool 522020, 6.34%, (Prime Rate+0.855%), 02/25/2026 (b)	31,162	31,568
Pool 521884, 6.41%, (Prime Rate+0.772%), 08/25/2037 (b)	131,533	138,879
Pool 521970, 6.41%, (Prime Rate+0.913%), 07/25/2038 (b)	264,496	284,487
		21,860,966
Small Business Administration Participation Certificates - 1.31%
Pool 2020-10D, 0.81%, 07/01/2030	3,241,008	2,938,640
Pool 2016-10B, 2.05%, 09/10/2026	6,879,698	6,418,096
Pool 2022-20B, 2.22%, 02/01/2042	9,854,352	9,219,502
Pool 2013-10A, 2.35%, 03/10/2023	76,369	75,467
Pool 2015-20C, 2.72%, 03/01/2035	37,312	35,539
Pool 2012-20A, 2.76%, 01/01/2032	11,991	11,359
Pool 2016-20L, 2.81%, 12/01/2036	240,680	230,369
Pool 2017-20F, 2.81%, 06/01/2037	5,299,747	5,040,170
Pool 2015-10B, 2.83%, 09/10/2025	199,269	194,437
Pool 2022-10A, 2.94%, 03/10/2032	4,000,000	3,815,239
Pool 2014-10B, 3.02%, 09/10/2024	279,523	274,763
Pool 2017-20C, 3.04%, 03/01/2037	4,395,364	4,254,418
Pool 2014-10A, 3.19%, 03/10/2024	1,732,608	1,708,958
Pool 2010-20K, 3.25%, 11/01/2030	6,540	6,294
Pool 2018-20E, 3.50%, 05/01/2038	4,163,544	4,076,383
Pool 2013-20I, 3.62%, 09/01/2033	428,241	423,893
Pool 2009-20J, 3.92%, 10/01/2029	2,292,620	2,264,201
Pool 2010-20E, 4.11%, 05/01/2030	65,918	64,817
Pool 2011-20B, 4.22%, 02/01/2031	287,959	283,215
Pool 2009-20D, 4.31%, 04/01/2029	420,046	420,875
Pool 2008-20C, 5.49%, 03/01/2028	3,892	3,899
Pool 2008-20E, 5.49%, 05/01/2028	10,981	11,063
		41,771,597
Tennessee Valley Authority - 0.39%
Pool 2021, 1.50%, 09/15/2031	15,000,000	12,559,187

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
USDA Loan - 0.45%
Pool Ryze, 5.25%, 06/25/2038 (a)	$13,988,205	$13,988,205
Pool Highland, 5.28%, 07/14/2024	288,869	294,230
		14,282,435
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,075,036,277)		1,894,711,560
CORPORATE BONDS - 14.20%
Communication Services - 0.47%
Alphabet
1.10%, 08/15/2030	18,550,000	15,108,855

Consumer Discretionary - 1.93%
Bridge Housing Corp.
3.25%, 07/15/2030	5,000,000	4,455,772
Enterprise Community Loan Fund
3.69%, 11/01/2023	1,950,000	1,941,018
Howard University
1.99%, 10/01/2025	1,000,000	926,099
Local Initiatives Support Corp.
0.35%, 10/15/2022	8,000,000	7,964,061
1.00%, 11/15/2025	5,000,000	4,463,434
Massachusetts State Higher Education Assistance Corp.
2.67%, 07/01/2031	6,000,000	5,193,261
National Community Renaissance of California
3.27%, 12/01/2032	7,840,000	6,579,907
Salvation Army
5.64%, 09/01/2026	2,975,000	3,087,983
United Jewish Appeal-Federation of Jewish Philanthropies of New York
0.70%, 02/01/2023	825,000	813,717
0.92%, 02/01/2024	1,010,000	970,239
USAA Capital Corp.
2.13%, 05/01/2030 (c)	14,399,000	12,319,147
Walmart
1.80%, 09/22/2031	15,336,000	12,894,371
		61,609,009
Energy - 0.15%
MidAmerican Energy
3.65%, 04/15/2029	4,860,000	4,709,987

Financials - 10.34%
American Express
4.05%, 05/03/2029	13,748,000	13,330,559
Andrew W Mellon Foundation
0.95%, 08/01/2027	20,238,000	17,837,636
Bank of America Corp.
0.98%, U.S. SOFR + 0.910%, 09/25/2025 (b)	33,381,000	30,994,850
1.53%, U.S. SOFR + 0.650%, 12/06/2025 (b)	52,507,000	48,997,362
2.46%, ICE LIBOR USD 3 Month + 0.870%, 10/22/2025 (b)	22,767,000	21,724,595
Century Housing Corp.
0.25%, 09/15/2022	10,000,000	9,986,415
0.30%, 02/15/2023	10,000,000	9,827,410
Equitable Financial Life Global Funding
1.30%, 07/12/2026 (c)	13,949,000	12,375,968
Europe Development Bank
3.00%, 06/16/2025	3,000,000	2,951,675

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Goldman Sachs Group
4.39%, U.S. SOFR + 1.510%, 06/15/2027 (b)	$14,000,000	$13,740,064
JPMorgan Chase
0.56%, U.S. SOFR + 0.420%, 02/16/2025 (b)	43,986,000	41,579,380
0.65%, TSFR3M + 0.600%, 09/16/2024 (b)	18,618,000	17,904,566
Metropolitan Life Global Funding I
0.95%, 07/02/2025 (c)	16,323,000	14,899,526
4.40%, 06/30/2027 (c)	14,695,000	14,781,346
PNC Financial Services Group
1.15%, 08/13/2026	18,857,000	16,913,663
Preservation of Affordable Housing
4.48%, 12/01/2032	5,100,000	4,895,145
Prudential Financial
1.50%, 03/10/2026	13,838,000	12,670,517
Reinvestment Fund
3.48%, 02/15/2023	2,475,000	2,451,152
3.70%, 02/15/2025	150,000	146,280
Truist Financial Corp.
1.27%, U.S. SOFR + 0.609%, 03/02/2027 (b)	12,215,000	10,963,017
Visa
0.75%, 08/15/2027	7,609,000	6,588,178
Wells Fargo
4.54%, U.S. SOFR + 1.560%, 08/15/2026 (b)	4,530,000	4,499,273
		330,058,577
Industrials - 0.05%
Capital Impact Partners
2.50%, 10/15/2022	1,425,000	1,419,208

Information Technology - 1.09%
Apple
3.00%, 06/20/2027	14,647,000	14,216,064
salesforce.com
1.50%, 07/15/2028	23,297,000	20,387,411
		34,603,475
Real Estate - 0.17%
ERP Operating
4.15%, 12/01/2028	1,000,000	969,110
Prologis
1.25%, 10/15/2030	5,716,000	4,566,016
		5,535,126
TOTAL CORPORATE BONDS (Cost $485,908,689)		453,044,237

MUNICIPAL BONDS - 11.42%
Arkansas - 0.00%
Arkansas State Development Finance Authority, Ser A, RB
Callable 10/06/2022 @ 100
3.075%, 11/01/2023	85,000	84,308

California - 2.03%
Alameda County, RB
3.460%, 08/01/2027	685,000	673,045
3.410%, 08/01/2026	1,250,000	1,239,794

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Alameda County, Ser A, GO
4.000%, 08/01/2023	$2,545,000	$2,554,459
California State Health Facilities Financing Authority, RB
3.478%, 06/01/2029	2,500,000	2,394,289
3.378%, 06/01/2028	1,915,000	1,844,799
2.534%, 06/01/2028	1,050,000	966,551
California State Health Facilities Financing Authority, Ser A, RB
2.211%, 06/01/2025	765,000	731,711
1.970%, 06/01/2023	570,000	562,470
1.168%, 06/01/2026	1,660,000	1,499,967
0.952%, 06/01/2025	3,215,000	2,970,656
California State Health Facilities Financing Authority, Ser A, RB
Callable 06/01/2029 @ 100
2.704%, 06/01/2030	2,460,000	2,203,379
California State Housing Finance Agency, Ser A, RB
Callable 08/01/2025 @ 100
2.794%, 08/01/2036	1,460,000	1,450,233
California State Municipal Finance Authority, RB
1.605%, 11/01/2023	2,590,000	2,518,351
1.486%, 11/01/2022	2,000,000	1,993,993
Los Angeles City, Ser A, GO
3.000%, 09/01/2026	5,295,000	5,113,256
2.500%, 09/01/2022	2,045,000	2,045,000
Los Angeles City, Ser A, GO
Callable 09/01/2028 @ 100
3.690%, 09/01/2029	555,000	537,958
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
2.750%, 09/01/2022	500,000	500,000
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
Callable 09/01/2026 @ 100
3.750%, 09/01/2031	605,000	564,396
3.500%, 09/01/2027	250,000	238,926
Oakland City, Ser B2, GO
2.110%, 01/15/2030	945,000	814,734
1.830%, 01/15/2027	1,000,000	908,260
1.630%, 01/15/2025	780,000	736,959
1.550%, 01/15/2023	615,000	610,427
Oakland City, Ser A-2, GO
3.000%, 01/15/2025	2,960,000	2,910,248
Sacramento Area Flood Control Agency, RB
2.699%, 10/01/2022	760,000	759,793
San Diego Unified School District, GO
1.599%, 07/01/2028	1,250,000	1,094,768
1.429%, 07/01/2027	990,000	883,111
1.201%, 07/01/2026	345,000	312,119
0.951%, 07/01/2025	400,000	369,822
0.656%, 07/01/2024	400,000	378,975
San Francisco City & County, Ser C, GO
1.805%, 06/15/2030	400,000	338,098
1.705%, 06/15/2029	410,000	350,575

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
1.555%, 06/15/2028	$250,000	$216,432
1.324%, 06/15/2027	450,000	393,704
1.104%, 06/15/2026	245,000	218,958
0.766%, 06/15/2025	90,000	82,696
San Francisco City & County, Ser A, GO
0.728%, 06/15/2025	800,000	730,318
0.396%, 06/15/2024	3,095,000	2,906,460
0.193%, 06/15/2023	2,865,000	2,783,499
San Francisco City & County Affordable Housing, Ser D, GO
3.500%, 06/15/2023	1,470,000	1,470,258
San Francisco City & County Public Utilities Commission, Ser C, RB
2.400%, 11/01/2022	500,000	499,489
San Francisco City & County Redevelopment Agency Successor Agency, TA
2.071%, 08/01/2027	4,125,000	3,706,814
1.561%, 08/01/2025	4,135,000	3,826,056
1.286%, 08/01/2024	790,000	747,292
San Francisco City & County Redevelopment Agency Successor Agency, Ser C, TA
3.125%, 08/01/2024	1,850,000	1,820,527
San Francisco City & County Redevelopment Agency Successor Agency, Ser A, TA
3.633%, 08/01/2026	575,000	561,403
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034	800,000	936,743
		63,971,771

Colorado - 0.11%
Colorado State Housing & Finance Authority, Ser C-1, RB
2.175%, 11/01/2025	150,000	141,248
2.125%, 05/01/2025	175,000	166,086
1.878%, 05/01/2023	115,000	113,365
Colorado State Housing & Finance Authority, Ser V, RB
3.400%, 11/01/2045	205,568	185,401
Colorado State Housing & Finance Authority, Ser D, RB
3.150%, 11/01/2022	100,000	100,000
Colorado State Housing & Finance Authority, Ser A, RB
Callable 05/01/2024 @ 100
2.873%, 11/01/2024	55,000	54,255
Colorado State Housing & Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
3.000%, 08/01/2047	131,252	126,537
Colorado State Housing & Finance Authority, Ser I, RB
Callable 06/01/2028 @ 100
3.850%, 07/01/2057	2,127,515	1,863,050
Denver City & County Housing Authority, RB
Callable 02/01/2024 @ 100
0.839%, 08/01/2024	870,000	820,469
		3,570,411

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Delaware - 0.12%
Delaware State Housing Authority, Ser A, RB
Callable 07/01/2028 @ 100
3.480%, 07/01/2048	$4,041,660	$3,961,147

District of Columbia - 0.10%
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
3.236%, 03/01/2049	2,279,641	2,231,933
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
Callable 02/15/2039 @ 100
3.875%, 06/15/2045	853,521	817,009
		3,048,942

Florida - 0.17%
Florida State Housing Finance Corp., Ser 1, RB
Callable 07/01/2025 @ 100
3.125%, 07/01/2037	2,560,489	2,463,970
Florida State Housing Finance Corp., Ser A, RB
Callable 07/01/2026 @ 100
2.450%, 01/01/2043	671,687	657,941
Florida State Housing Finance Corp., Ser B, RB
Callable 07/01/2026 @ 100
2.550%, 01/01/2043	1,630,571	1,571,497
Miami-Dade County Housing Finance Authority, Ser A, RB
Callable 10/01/2025 @ 100
2.875%, 11/01/2038	533,971	510,120
		5,203,528

Georgia - 0.09%
Atlanta Development Authority, RB
2.622%, 12/01/2024	75,000	73,252
Atlanta Urban Residential Finance Authority, Ser A, RB
2.544%, 12/01/2023	390,000	384,873
Metropolitan Atlanta Rapid Transit Authority, Ser D, RB
1.315%, 07/01/2025	1,980,000	1,828,681
1.111%, 07/01/2024	720,000	682,407
		2,969,213

Hawaii - 0.01%
Honolulu City & County, Ser F, GO
2.971%, 09/01/2022	300,000	300,000

Illinois - 0.28%
Illinois State Housing Development Authority, Ser C, RB
1.601%, 10/01/2027	400,000	357,623
1.451%, 04/01/2027	540,000	484,946
1.118%, 10/01/2026	215,000	192,724
1.068%, 04/01/2026	470,000	426,711
0.968%, 10/01/2025	1,020,000	936,815
0.868%, 04/01/2025	495,000	460,101
0.501%, 10/01/2024	585,000	547,582
0.451%, 04/01/2024	950,000	903,397
0.353%, 10/01/2023	880,000	849,795

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
0.303%, 04/01/2023	$430,000	$422,019
0.253%, 10/01/2022	355,000	354,070
Illinois State Housing Development Authority, Ser A, RB
2.625%, 03/01/2048	1,011,194	884,056
Illinois State Housing Development Authority, Ser 2017-B, Cl 1, RB
3.200%, 12/01/2043	948,444	835,840
Illinois State Housing Development Authority, Ser A, RB
Callable 08/01/2025 @ 100
4.000%, 02/01/2034	990,000	988,964
		8,644,643

Iowa - 0.08%
Des Moines Area Community College, Ser A, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	690,000	664,042
2.050%, 06/01/2024	845,000	822,705
Des Moines Area Community College, Ser B, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	235,000	226,159
2.050%, 06/01/2024	575,000	559,829
		2,272,735

Kentucky - 0.17%
Kentucky State Housing Corp., Ser A, RB
1.250%, 07/01/2025	250,000	231,854
1.150%, 01/01/2025	175,000	164,057
0.950%, 07/01/2024	250,000	237,004
0.800%, 01/01/2024	250,000	239,947
0.550%, 07/01/2023	750,000	729,904
0.450%, 01/01/2023	425,000	420,855
Kentucky State Housing Corp., Ser B, RB
3.178%, 07/01/2023	25,000	24,763
Kentucky State Housing Corp., Ser A, RB
Callable 10/03/2022 @ 100
3.860%, 01/01/2034	45,000	44,684
Kentucky State Housing Corp., Ser B, RB
Callable 07/01/2024 @ 100
3.378%, 01/01/2025	165,000	161,454
Kentucky State Housing Corp., Ser A, RB
Callable 07/01/2025 @ 100
3.500%, 01/01/2040	1,005,000	990,116
3.499%, 07/01/2031	750,000	719,397
Kentucky State Housing Corp., Ser B, RB
Callable 01/01/2026 @ 100
4.000%, 07/01/2037	1,440,000	1,428,135
		5,392,170

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Louisiana - 0.03%
Louisiana State Housing Corp., RB
Callable 09/01/2024 @ 100
2.100%, 12/01/2038	$882,811	$848,069

Maine - 0.13%
Maine State Housing Authority, Ser B, RB
1.943%, 11/15/2027	3,600,000	3,237,131
1.763%, 11/15/2026	1,000,000	908,295
		4,145,426

Maryland - 0.12%
Maryland State Community Development Administration, Ser E, RB
3.346%, 03/01/2023	705,000	703,001
Maryland State Community Development Administration, Ser B, RB
3.950%, 09/01/2028	580,000	571,340
Maryland State Community Development Administration, Ser A, RB
Callable 09/21/2022 @ 100
4.000%, 09/01/2025	350,000	348,182
Maryland State Community Development Administration, Ser E, RB
Callable 03/01/2024 @ 100
2.857%, 09/01/2040	60,000	59,759
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2025 @ 100
3.500%, 09/01/2047	1,105,000	1,093,261
Maryland State Community Development Administration, Ser A, RB
Callable 10/01/2028 @ 100
3.950%, 11/01/2058	1,212,621	1,219,394
		3,994,937

Massachusetts - 0.44%
Massachusetts State Housing Finance Agency, Ser 197, RB
3.450%, 12/01/2023	190,000	188,400
3.400%, 06/01/2023	180,000	179,079
Massachusetts State Housing Finance Agency, Ser 193, RB
3.350%, 12/01/2023	430,000	427,150
3.300%, 06/01/2023	225,000	224,012
Massachusetts State Housing Finance Agency, Ser E, RB
3.000%, 12/01/2025	250,000	239,667
2.950%, 06/01/2025	250,000	241,047
2.900%, 12/01/2024	250,000	242,703
2.800%, 06/01/2024	275,000	268,505
2.650%, 12/01/2023	250,000	245,401
2.550%, 06/01/2023	355,000	350,963
2.450%, 12/01/2022	250,000	249,367
Massachusetts State Housing Finance Agency, Ser B, RB
4.500%, 04/15/2054	3,204,577	3,034,179

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 12/01/2022 @ 100
4.711%, 12/01/2037	$185,000	$185,283
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2055	2,600,000	2,614,992
4.750%, 12/01/2045	2,870,000	2,791,182
4.550%, 12/01/2035	410,000	409,026
Massachusetts State Housing Finance Agency, Ser E, RB
Callable 12/01/2025 @ 100
3.150%, 06/01/2027	250,000	237,449
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 06/01/2026 @ 100
3.850%, 12/01/2028	65,000	64,807
Massachusetts State Housing Finance Agency, Ser 205, RB
Callable 12/01/2028 @ 100
3.800%, 06/01/2035	155,000	152,816
3.530%, 12/01/2029	660,000	632,680
3.450%, 06/01/2029	300,000	286,758
		13,265,466
Michigan - 0.32%
Michigan State Housing Development Authority, Ser B, RB
3.627%, 10/01/2023	450,000	447,691
3.527%, 04/01/2023	465,000	463,809
3.376%, 10/01/2022	385,000	384,952
1.672%, 12/01/2028	1,080,000	932,128
1.670%, 12/01/2024	160,000	152,046
1.622%, 06/01/2028	1,055,000	917,722
1.620%, 06/01/2024	165,000	158,529
1.599%, 04/01/2027	250,000	224,420
1.512%, 12/01/2027	1,085,000	960,144
1.412%, 06/01/2027	605,000	537,846
1.398%, 12/01/2023	150,000	145,390
1.298%, 06/01/2023	100,000	98,103
1.241%, 10/01/2026	485,000	433,730
1.198%, 12/01/2026	490,000	436,691
1.196%, 12/01/2022	100,000	99,491
1.191%, 04/01/2026	300,000	271,340
1.118%, 06/01/2026	585,000	526,454
1.091%, 10/01/2025	485,000	443,635
1.038%, 12/01/2025	95,000	86,488
0.991%, 04/01/2025	250,000	231,368
0.958%, 06/01/2025	400,000	368,481
0.752%, 12/01/2024	450,000	419,299
0.692%, 06/01/2024	350,000	330,847
0.577%, 10/01/2024	475,000	443,265
0.496%, 12/01/2023	230,000	220,567
0.436%, 06/01/2023	175,000	170,582
0.408%, 10/01/2023	500,000	481,673
0.258%, 10/01/2022	250,000	249,396
		10,636,087

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Minnesota - 0.22%
Minnesota State Housing Finance Agency, Ser G, RB
4.088%, 01/01/2029	$65,000	$64,487
4.018%, 07/01/2028	675,000	669,112
3.918%, 01/01/2028	425,000	421,025
3.827%, 07/01/2027	410,000	405,288
3.777%, 01/01/2027	275,000	271,550
Minnesota State Housing Finance Agency, Ser E, RB
3.744%, 01/01/2029	2,210,000	2,162,722
3.644%, 01/01/2028	2,105,000	2,056,932
3.520%, 07/01/2027	60,000	58,329
3.470%, 01/01/2027	1,075,000	1,048,942
Minnesota State Housing Finance Agency, Ser C, RB
3.042%, 01/01/2024	15,000	14,772
2.992%, 07/01/2023	10,000	9,893
2.942%, 01/01/2023	5,000	4,985
Minnesota State Housing Finance Agency, Ser D, RB
Callable 07/01/2025 @ 100
2.730%, 08/01/2046	166,289	159,848
Minnesota State Housing Finance Agency, Ser C, RB
Callable 07/01/2025 @ 100
3.800%, 07/01/2031	30,000	29,979
		7,377,864

Mississippi - 0.01%
Mississippi State Home Corp., RB
Callable 06/01/2023 @ 100
3.050%, 12/01/2034	361,331	325,111

New Hampshire - 0.01%
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 07/01/2023 @ 100
3.750%, 07/01/2034	75,000	74,992
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 07/01/2035	55,000	55,020
New Hampshire State Housing Finance Authority, Ser C, RB
Callable 07/01/2027 @ 100
3.209%, 07/01/2039	380,000	372,460
		502,472

New Jersey - 0.59%
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
3.600%, 11/01/2025	570,000	560,580
3.550%, 05/01/2025	1,100,000	1,083,094
3.500%, 11/01/2024	535,000	529,995
3.450%, 05/01/2024	1,035,000	1,026,393
3.368%, 11/01/2025	450,000	439,760
3.350%, 05/01/2023	980,000	976,679
3.228%, 11/01/2024	360,000	353,524
2.928%, 11/01/2023	365,000	360,089
2.740%, 11/01/2022	300,000	299,612

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
4.000%, 11/01/2023	$475,000	$474,332
3.900%, 05/01/2023	460,000	459,424
3.800%, 11/01/2022	450,000	450,186
New Jersey State Housing & Mortgage Finance Agency, Ser E, RB
3.422%, 05/01/2023	2,850,000	2,840,379
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
Callable 11/01/2023 @ 100
4.875%, 11/01/2029	2,500,000	2,540,241
4.200%, 11/01/2024	505,000	506,437
4.100%, 05/01/2024	485,000	485,749
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2046	425,000	438,012
4.625%, 11/01/2036	335,000	342,355
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 05/01/2026 @ 100
4.968%, 11/01/2051	345,000	357,932
4.868%, 11/01/2047	1,300,000	1,333,687
4.698%, 11/01/2037	500,000	512,030
4.218%, 11/01/2032	1,355,000	1,369,494
3.718%, 11/01/2028	285,000	279,993
3.618%, 11/01/2027	695,000	679,708
3.568%, 11/01/2026	435,000	425,955
		19,125,640

New Mexico - 0.08%
New Mexico State Mortgage Finance Authority, Ser B-2, RB
Callable 06/01/2023 @ 100
2.230%, 10/01/2034	365,432	350,756
New Mexico State Mortgage Finance Authority, Ser B, RB
Callable 09/01/2025 @ 100
2.600%, 09/01/2040	2,145,000	2,070,281
		2,421,037

New York - 3.80%
New York City Housing Development Corp., Ser B-1, RB
3.464%, 11/01/2025	755,000	745,450
3.364%, 05/01/2025	535,000	527,607
3.290%, 11/01/2024	1,065,000	1,050,445
3.190%, 05/01/2024	535,000	528,334
3.178%, 05/01/2024	1,070,000	1,056,464
3.121%, 05/01/2023	4,000,000	3,980,507
3.028%, 11/01/2023	500,000	495,120
2.990%, 11/01/2023	270,000	267,249
2.978%, 05/01/2023	1,245,000	1,237,859
2.890%, 05/01/2023	450,000	447,162
2.810%, 11/01/2022	300,000	299,789

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
New York City Housing Development Corp., Ser B, RB
2.000%, 02/01/2028	$450,000	$393,791
New York City Housing Development Corp., RB
2.642%, 05/01/2026	2,120,000	2,010,298
1.860%, 05/01/2028	2,110,000	1,822,032
New York City Housing Development Corp., Ser D, RB
2.233%, 08/01/2027	2,050,000	1,865,260
New York City Housing Development Corp., Ser L, RB
2.528%, 11/01/2025	735,000	702,882
2.478%, 05/01/2025	745,000	716,343
2.320%, 11/01/2024	1,130,000	1,092,049
2.270%, 05/01/2024	1,260,000	1,225,826
2.120%, 05/01/2023	590,000	583,335
New York City Housing Development Corp., Ser F1, RB
2.048%, 05/01/2028	640,000	558,598
1.874%, 11/01/2027	945,000	841,143
1.844%, 05/01/2027	1,450,000	1,300,276
1.744%, 11/01/2026	280,000	253,787
1.694%, 05/01/2026	380,000	347,612
1.448%, 11/01/2025	375,000	347,751
New York City Housing Development Corp., Ser B, RB
2.361%, 02/01/2028	750,000	669,169
2.183%, 02/01/2027	1,590,000	1,453,658
2.083%, 02/01/2026	660,000	615,023
1.980%, 08/01/2025	865,000	819,732
1.930%, 02/01/2025	600,000	573,175
New York City Housing Development Corp., Ser G, RB
2.468%, 11/01/2024	135,000	130,876
2.144%, 11/01/2022	100,000	99,822
New York City Housing Development Corp., Ser D, RB
3.467%, 11/01/2023	995,000	990,209
3.363%, 05/01/2023	2,150,000	2,143,035
3.263%, 11/01/2022	700,000	700,018
New York City Housing Development Corp., Ser A, RB
3.078%, 08/01/2025	250,000	244,273
3.028%, 02/01/2025	350,000	342,965
2.954%, 08/01/2024	150,000	147,251
2.854%, 02/01/2024	150,000	147,686
2.704%, 08/01/2023	280,000	277,016
2.604%, 02/01/2023	300,000	298,762
New York City Housing Development Corp., Ser F, RB
2.368%, 05/01/2024	500,000	487,220
2.316%, 05/01/2023	1,820,000	1,801,751
2.280%, 11/01/2022	3,000,000	2,995,322
New York City Housing Development Corp., Ser D, RB
2.150%, 02/01/2029	550,000	475,485
2.100%, 08/01/2028	540,000	470,270
1.750%, 08/01/2027	775,000	688,708
1.700%, 02/01/2027	760,000	680,208
1.600%, 08/01/2026	500,000	453,437
1.550%, 02/01/2026	480,000	439,240
1.300%, 08/01/2025	310,000	288,024
1.250%, 02/01/2025	365,000	343,017
New York City Housing Development Corp., Ser I, RB
3.899%, 11/01/2026	2,315,000	2,287,204

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
3.750%, 11/01/2024	$3,050,000	$3,037,127
3.453%, 11/01/2022	570,000	570,189
New York City Housing Development Corp., Ser B, RB
1.677%, 11/01/2028	800,000	675,046
1.577%, 05/01/2028	500,000	424,772
1.477%, 11/01/2027	300,000	261,554
1.377%, 05/01/2027	200,000	175,435
1.123%, 11/01/2026	250,000	220,716
1.061%, 11/01/2025	2,010,000	1,827,005
1.023%, 05/01/2026	245,000	218,594
0.163%, 11/01/2022	785,000	781,096
New York City Housing Development Corp., Ser H-1, RB
3.160%, 11/01/2023	1,550,000	1,537,177
3.110%, 05/01/2023	1,525,000	1,517,558
3.050%, 11/01/2022	705,000	704,776
New York City Housing Development Corp., Ser J, RB
0.512%, 11/01/2023	430,000	413,620
0.462%, 05/01/2023	500,000	488,977
New York City Housing Development Corp., Ser A, Cl A, RB
3.098%, 10/01/2046	7,764,647	6,445,438
New York City Housing Development Corp., Ser H-1, RB
Callable 11/01/2023 @ 100
3.890%, 11/01/2029	995,000	963,055
3.310%, 11/01/2024	1,610,000	1,588,658
New York City Housing Development Corp., Ser B-1, RB
Callable 05/01/2024 @ 100
3.328%, 11/01/2025	750,000	737,068
3.278%, 05/01/2025	1,060,000	1,043,068
3.228%, 11/01/2024	725,000	714,169
New York City Housing Development Corp., Ser A, RB
Callable 08/01/2025 @ 100
3.378%, 08/01/2028	435,000	407,999
3.328%, 02/01/2028	300,000	281,850
3.278%, 08/01/2027	425,000	406,219
3.228%, 02/01/2027	400,000	382,351
3.178%, 08/01/2026	325,000	313,061
3.128%, 02/01/2026	475,000	458,247
New York City Housing Development Corp., Ser A, RB
Callable 11/01/2025 @ 100
2.618%, 05/01/2026	500,000	472,909
New York City Housing Development Corp., Ser G, RB
Callable 11/01/2025 @ 100
2.818%, 05/01/2027	1,000,000	937,550
2.768%, 11/01/2026	1,000,000	945,161
New York City Housing Development Corp., Ser B-1, RB
Callable 02/01/2026 @ 100
3.814%, 11/01/2029	700,000	667,633
3.714%, 11/01/2028	395,000	377,314
3.614%, 11/01/2027	1,110,000	1,078,135
3.564%, 11/01/2026	505,000	492,530
3.514%, 05/01/2026	1,025,000	1,000,324

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2028 @ 100
2.561%, 02/01/2030	$1,000,000	$873,384
2.511%, 08/01/2029	1,240,000	1,087,507
2.461%, 02/01/2029	2,195,000	1,935,202
2.411%, 08/01/2028	1,000,000	886,827
New York City Housing Development Corp., Ser F1, RB
Callable 05/01/2028 @ 100
2.298%, 11/01/2030	770,000	651,197
2.238%, 05/01/2030	770,000	654,213
2.188%, 11/01/2029	455,000	388,567
2.138%, 05/01/2029	1,220,000	1,048,496
2.098%, 11/01/2028	1,225,000	1,061,094
New York City Housing Development Corp., Ser D, RB
Callable 02/01/2029 @ 100
2.200%, 08/01/2029	850,000	729,946
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2029 @ 100
2.300%, 08/01/2030	885,000	751,432
2.250%, 02/01/2030	865,000	738,711
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2029 @ 100
2.053%, 11/01/2030	2,965,000	2,458,453
2.003%, 05/01/2030	3,175,000	2,646,062
1.953%, 11/01/2029	1,800,000	1,511,585
1.903%, 05/01/2029	1,225,000	1,036,415
New York State Housing Finance Agency, Ser A, AMT, RB
Callable 10/06/2022 @ 100
4.900%, 08/15/2025 (d)	90,000	90,150
New York State Housing Finance Agency, Ser A, AMT, RB
Callable 10/06/2022 @ 100
5.050%, 08/15/2039 (d)	1,085,000	1,085,862
New York State Housing Finance Agency, RB
Callable 07/01/2025 @ 100
3.250%, 05/01/2027	1,770,000	1,694,398
New York State Mortgage Agency, Ser 237, RB
1.945%, 04/01/2029	615,000	531,712
1.271%, 10/01/2026	4,155,000	3,691,406
1.221%, 04/01/2026	1,215,000	1,092,589
1.141%, 10/01/2025	2,355,000	2,144,735
1.041%, 04/01/2025	1,475,000	1,360,046
New York State Mortgage Agency, Ser 245, RB
2.625%, 10/01/2027	2,125,000	1,980,523
2.575%, 04/01/2027	2,500,000	2,345,377
2.525%, 10/01/2026	970,000	913,908
New York State Mortgage Agency, Ser 53, RB
3.069%, 04/01/2023	490,000	487,637
New York State Mortgage Agency, Ser 230, RB
2.180%, 10/01/2029	485,000	425,331
2.080%, 10/01/2028	960,000	854,861
1.816%, 10/01/2027	565,000	507,212
1.666%, 10/01/2026	420,000	383,563

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
1.316%, 10/01/2025	$265,000	$245,372
1.136%, 10/01/2024	370,000	350,198
0.894%, 10/01/2023	120,000	116,764
New York State Mortgage Agency, Ser 229, RB
2.180%, 10/01/2029	540,000	477,994
2.080%, 10/01/2028	760,000	679,631
1.816%, 10/01/2027	725,000	651,737
1.666%, 10/01/2026	920,000	842,947
1.316%, 10/01/2025	490,000	454,293
1.136%, 10/01/2024	700,000	665,391
0.894%, 10/01/2023	345,000	336,588
New York State Mortgage Agency, Ser 171, RB
Callable 09/21/2022 @ 100
3.400%, 10/01/2022	910,000	910,049
New York State Mortgage Agency, Ser 230, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	500,000	433,479
New York State Mortgage Agency, Ser 229, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	130,000	114,155
		122,652,905

North Carolina - 0.03%
North Carolina State Housing Finance Agency, Ser 34, RB
Callable 01/01/2024 @ 100
2.812%, 07/01/2035	820,000	808,542

Ohio - 0.19%
Ohio State Housing Finance Agency, Ser B, RB
Callable 01/01/2026 @ 100
3.250%, 03/01/2046	235,825	228,620
Ohio State Housing Finance Agency, Ser C, RB
Callable 01/01/2026 @ 100
2.900%, 09/01/2037	2,556,431	2,454,854
Ohio State Housing Finance Agency, Ser B, RB
Callable 09/01/2027 @ 100
3.700%, 04/01/2040	3,342,240	3,275,618
		5,959,092

Oregon - 0.52%
Oregon State, Ser L, GO
1.305%, 11/01/2026	500,000	452,388
1.105%, 11/01/2025	600,000	552,696
0.812%, 11/01/2024	1,055,000	991,906
0.418%, 11/01/2023	875,000	842,662
0.293%, 11/01/2022	700,000	696,916
Oregon State, GO
3.887%, 05/01/2030	700,000	694,606
3.492%, 05/01/2028	1,930,000	1,893,988
3.315%, 05/01/2027	1,000,000	979,092
Oregon State, Ser B, GO
3.088%, 05/01/2023	370,000	368,885

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Oregon State, Ser C, GO
0.434%, 05/01/2024	$1,485,000	$1,403,552
0.201%, 05/01/2023	2,925,000	2,857,243
Oregon State, Ser B, GO
Callable 05/01/2027 @ 100
3.886%, 05/01/2037	205,000	191,265
Tri-County Metropolitan Transportation District of Oregon, Ser B, RB
1.586%, 09/01/2028	800,000	700,810
1.386%, 09/01/2027	2,990,000	2,659,275
1.200%, 09/01/2026	1,000,000	904,890
0.950%, 09/01/2025	600,000	553,496
		16,743,670

Pennsylvania - 0.28%
Commonwealth Financing Authority, Ser A1, RB
3.075%, 06/01/2023	500,000	496,550
Commonwealth Financing Authority, Ser C, RB
2.758%, 06/01/2030	1,915,000	1,697,473
1.916%, 06/01/2023	475,000	467,716
Commonwealth Financing Authority, Ser A, RB
6.392%, 06/01/2024	130,000	132,805
Pennsylvania State Housing Finance Agency, Ser 130B, RB
2.375%, 04/01/2027	2,715,000	2,535,406
2.150%, 10/01/2024	2,000,000	1,932,092
Redevelopment Authority of the Philadelphia, Ser A, RB
0.618%, 09/01/2023	1,260,000	1,215,206
0.468%, 09/01/2022	750,000	750,000
		9,227,248

Rhode Island - 0.25%
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
3.439%, 10/01/2026	510,000	496,392
3.389%, 04/01/2026	505,000	492,553
3.269%, 10/01/2025	490,000	477,980
3.169%, 04/01/2025	385,000	376,465
3.128%, 10/01/2024	245,000	240,610
3.028%, 04/01/2024	200,000	197,004
2.928%, 10/01/2023	110,000	108,757
2.699%, 10/01/2022	245,000	244,872
Rhode Island State Housing and Mortgage Finance Corp., Ser 77-T, RB
3.900%, 10/01/2028	800,000	776,176
3.850%, 04/01/2028	665,000	644,653
3.800%, 10/01/2027	1,530,000	1,490,576
3.750%, 04/01/2027	360,000	350,124
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
1.696%, 10/01/2027	100,000	88,763
1.646%, 04/01/2027	175,000	156,412
1.179%, 10/01/2025	275,000	251,491
1.129%, 04/01/2025	245,000	226,993
1.029%, 10/01/2024	150,000	141,320
0.979%, 04/01/2024	115,000	109,773

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
2.700%, 10/01/2028	$145,000	$133,911
2.600%, 10/01/2027	145,000	134,977
2.500%, 10/01/2026	70,000	65,635
2.400%, 10/01/2025	130,000	123,431
2.200%, 10/01/2023	115,000	112,824
2.000%, 10/01/2022	115,000	114,876
Rhode Island State Housing and Mortgage Finance Corp., Ser 6, RB
3.400%, 04/01/2024	40,000	39,590
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 10/01/2026 @ 100
3.489%, 04/01/2027	520,000	506,270
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 04/01/2029 @ 100
2.800%, 10/01/2029	95,000	87,073
		8,189,501

South Dakota - 0.01%
South Dakota State Housing Development Authority, Ser 1, RB
Callable 11/01/2025 @ 100
3.500%, 11/01/2041	380,000	373,985

Tennessee - 0.41%
Tennessee State Housing Development Agency, Ser 1B, RB
2.240%, 07/01/2029	350,000	311,974
2.190%, 01/01/2029	1,345,000	1,204,187
2.120%, 07/01/2028	300,000	270,340
1.961%, 07/01/2027	750,000	680,524
1.911%, 01/01/2027	300,000	273,640
1.861%, 07/01/2026	530,000	488,076
1.811%, 01/01/2026	500,000	463,909
1.720%, 07/01/2025	550,000	515,809
Tennessee State Housing Development Agency, RB
2.358%, 07/01/2029	2,165,000	1,938,875
2.308%, 01/01/2029	1,065,000	957,678
Tennessee State Housing Development Agency, RB
Callable 01/01/2026 @ 100
3.500%, 07/01/2031	60,000	59,974
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 100
2.290%, 01/01/2030	1,375,000	1,221,443
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 102
3.750%, 07/01/2050	2,110,000	2,054,693
Tennessee State Housing Development Agency, RB
Callable 07/01/2029 @ 100
2.458%, 07/01/2030	1,380,000	1,229,661

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
2.408%, 01/01/2030	$1,350,000	$1,205,269
		12,876,052

Texas - 0.10%
Austin Electric Utility System Revenue Authority, Ser A, RB
2.937%, 11/15/2028	860,000	803,777
Colony Local Development Corp., Ser A, RB
3.866%, 10/01/2028	490,000	482,909
Texas State Affordable Housing Corp., Ser A, RB
Callable 03/01/2023 @ 100
2.700%, 09/01/2041	1,465,000	1,427,914
Texas State Department of Housing & Community Affairs, Ser B, RB
Callable 03/01/2025 @ 100
3.180%, 03/01/2039	5,000	4,917
Texas State Department of Housing & Community Affairs, Ser C, RB
Callable 09/01/2026 @ 100
3.100%, 09/01/2047	287,678	277,643
		2,997,160

Utah - 0.14%
Utah State Housing Corp., Ser A, RB
2.900%, 07/01/2029	285,000	279,405
2.850%, 01/01/2029	335,000	328,201
2.800%, 07/01/2028	305,000	298,602
2.750%, 01/01/2028	340,000	332,595
2.700%, 07/01/2027	600,000	586,236
2.650%, 01/01/2027	460,000	448,817
Utah State Housing Corp., Ser E, RB
Callable 01/01/2023 @ 100
2.200%, 07/01/2041	315,000	312,816
Utah State Housing Corp., Ser B, RB
Callable 01/01/2028 @ 100
2.690%, 01/01/2048	510,000	507,106
Utah State Housing Corp., Ser A, RB
Callable 07/01/2029 @ 101
3.875%, 01/01/2050	1,265,000	1,241,874
		4,335,652

Virginia - 0.43%
Fairfax County Economic Development Authority, Ser B, RB
Pre-Refunded @ 100
4.380%, 10/01/2024	500,000	506,801
Virginia State Housing Development Authority, Ser A, RB
3.125%, 11/25/2039	548,021	531,145
Virginia State Housing Development Authority, Ser E, RB
1.519%, 06/01/2028	450,000	391,208
1.319%, 06/01/2027	500,000	440,506
0.985%, 06/01/2026	1,230,000	1,103,258
0.835%, 06/01/2025	625,000	574,538
0.489%, 06/01/2024	1,320,000	1,244,350
Virginia State Housing Development Authority, Ser J, RB
1.690%, 11/01/2027	725,000	647,013

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
1.437%, 11/01/2026	$400,000	$360,763
1.237%, 11/01/2025	350,000	321,900
0.897%, 11/01/2024	585,000	550,574
Virginia State Housing Development Authority, Ser C, RB
4.250%, 10/25/2043	173,235	170,052
Virginia State Housing Development Authority, Ser A, RB
3.250%, 08/25/2042	81,403	77,449
3.100%, 06/25/2041	3,041,791	2,969,711
2.950%, 10/25/2049	1,178,678	1,121,470
Virginia State Housing Development Authority, Ser D, RB
Callable 09/26/2022 @ 100
3.568%, 10/01/2026	2,000,000	1,999,972
Virginia State Housing Development Authority, Ser F, RB
Callable 12/01/2024 @ 100
3.400%, 12/01/2026	500,000	487,881
		13,498,591

Washington - 0.13%
King County Housing Authority, Ser C, RB
1.690%, 12/01/2028	265,000	233,408
1.400%, 12/01/2026	310,000	281,522
King County Housing Authority, RB
Callable 10/21/2022 @ 100
6.375%, 12/31/2046	3,490,000	3,526,631
		4,041,561

West Virginia - 0.02%
West Virginia State Housing Development Fund, Ser A, RB
3.200%, 11/01/2028	615,000	601,353

TOTAL MUNICIPAL BONDS (Cost $386,030,326)		364,366,289

ASSET-BACKED SECURITIES - 6.09%
Automotive - 0.94%
Tesla Auto Lease Trust
0.36%, 09/22/2025 (c)	1,552,837	1,514,259
0.60%, 09/22/2025 (c)	1,947,000	1,845,179
0.68%, 12/20/2023 (c)	5,878,384	5,816,515
Toyota Auto Receivables
0.26%, 11/17/2025	21,806,000	20,947,866
		30,123,819
Other Asset-Backed Securities - 5.15%
Dividend Solar Loans
3.67%, 08/22/2039 (c)	4,056,457	3,751,116
FREED Trust
0.62%, 11/20/2028 (c)	317,376	317,001
0.94%, 03/19/2029 (c)	1,750,183	1,730,603
3.03%, 05/18/2029 (c)	5,499,028	5,437,637
GoodLeap Sustainable Home Solutions Trust
1.93%, 07/20/2048 (c)	6,395,610	5,310,638
2.10%, 05/20/2048 (c)	8,004,156	6,804,087
2.70%, 01/20/2049 (c)	2,252,554	1,973,013

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value
Helios Issuer
2.98%, 06/20/2047 (c)	$2,687,912	$2,442,397
Loanpal Solar Loan
2.22%, 03/20/2048 (c)	3,676,119	3,040,769
2.29%, 01/20/2048 (c)	8,099,420	6,910,178
2.47%, 12/20/2047 (c)	2,285,467	1,920,962
Mill City Solar Loan
3.69%, 07/20/2043 (c)	1,971,016	1,849,331
4.34%, 03/20/2043 (c)	6,627,971	6,438,708
Mosaic Solar Loan Trust
1.44%, 08/20/2046 (c)	4,205,304	3,624,927
1.44%, 06/20/2052 (c)	7,359,860	6,287,205
1.51%, 12/20/2046 (c)	5,626,847	4,557,956
1.64%, 04/22/2047 (c)	9,767,553	8,279,802
2.10%, 04/20/2046 (c)	2,823,655	2,546,860
2.64%, 01/20/2053 (c)	4,914,177	4,346,192
3.82%, 06/22/2043 (c)	3,803,039	3,583,297
4.01%, 06/22/2043 (c)	2,538,689	2,437,835
4.20%, 02/22/2044 (c)	9,545,381	9,087,415
4.45%, 06/20/2042 (c)	750,554	730,747
Oportun Funding
3.25%, 06/15/2029 (c)	12,085,712	11,868,093
Oportun Funding XIV
1.21%, 03/08/2028 (c)	13,900,000	12,961,104
Oportun Issuance Trust
1.47%, 05/08/2031 (c)	4,593,000	4,214,240
2.18%, 10/08/2031 (c)	10,000,000	9,173,846
Sunnova Helios II
1.62%, 07/20/2048 (c)	23,187,143	19,736,108
1.80%, 02/20/2048 (c)	2,429,296	2,103,804
Sunnova Helios VIII
2.79%, 02/22/2049 (c)	7,659,461	6,990,391
TES
4.33%, 10/20/2047 (c)	4,082,789	3,800,467
		164,256,729

TOTAL ASSET-BACKED SECURITIES (Cost $214,315,096)		194,380,548

U.S. TREASURY OBLIGATIONS - 5.36%
U.S. Treasury Notes
1.38%, 12/31/2028	23,800,000	21,168,984
1.88%, 02/28/2029	25,200,000	23,098,360
2.50%, 03/31/2027	43,000,000	41,404,297
2.63%, 07/31/2029	12,600,000	12,078,281
2.75%, 05/31/2029	4,500,000	4,342,149
2.88%, 04/30/2029	6,000,000	5,834,531
2.88%, 05/15/2032	35,607,000	34,705,698
3.13%, 08/31/2027	15,000,000	14,866,406
3.25%, 06/30/2029	13,451,000	13,396,355

TOTAL U.S. TREASURY OBLIGATIONS (Cost $176,414,869)		170,895,061

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

	Principal Amount	Value

BANK DEPOSIT PROGRAM - 2.31%
TriState Capital
2.53%, 11/01/2022	$73,826,148	$73,826,113

TOTAL BANK DEPOSIT PROGRAM (Cost $73,826,113)		73,826,113

NON-AGENCY CMBS - 0.44%
BX Commercial Mortgage Trust
3.30%, TSFR1M + 0.990%, 01/17/2039 (b) (c)	14,550,000	14,138,225

TOTAL NON-AGENCY CMBS (Cost $14,508,909)		14,138,225

	Shares
SHORT-TERM INVESTMENT - 0.67%
Money Market Fund - 0.67%
First American Government Obligations Fund, Class X, 2.04%, (e)	21,339,152	21,339,152

TOTAL SHORT-TERM INVESTMENT (Cost $21,339,152)		21,339,152

Total Investments (Cost $3,447,379,431) - 99.86%		$3,186,701,185
Other Assets Exceeding Liabilities, Net - 0.14%		4,575,708
NET ASSETS - 100.00%		$3,191,276,893

(a)	Level 3 security in accordance with fair value hierarchy.
(b)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(c)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At August 31, 2022, these securities amounted to $241,946,894, which represents 7.58% of total net assets.

(d)	Security is subject to Alternative Minimum Tax.
(e)	The rate shown is the 7-day effective yield as of August 31, 2022.

AMT — Alternative Minimum Tax
Cl — Class
CMBS — Commercial Mortgage Backed-Securities
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA— Federal Housing Administration
FHMS — Federal Housing Offered Guaranteed Certificates Series
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HUD — Housing and Urban Development
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
RB — Revenue Bond
Ser — Series
SOFR30A — 30-Day Average Secured Overnight Finance Rate (SOFR)
TA — Tax Allocation
TSFR3M — Term Secured Overnight Finance Rate 3-Month
TSFR1M — Term Secured Overnight Finance Rate 1-Month
USD — United States Dollar
USDA — United States Department of Agriculture

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at August 31, 2022:

Assets	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,872,185,986	$22,525,574		$1,894,711,560
Corporate Bonds	—	453,044,237	—		453,044,237
Municipal Bonds	—	364,366,289	—		364,366,289
Asset-Backed Securities	—	194,380,548	—		194,380,548
U.S. Treasury Obligations	170,895,061	—	—		170,895,061
Bank Deposit Program	73,826,113	—	—		73,826,113
Non-Agency CMBS	—	14,138,225	—		14,138,225
Short-Term Investment	21,339,152	—	—		21,339,152
Total Investments in Securities	$266,060,326	$2,898,115,285	$22,525,574	*	$3,186,701,185

*

Represents securities valued at fair value as determined by Community Capital Management, LLC, the Fund's investment adviser, in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2022	$52,999,453
Accrued discounts/premiums	(25,815)
Realized gain/(loss)	(861)
Change in unrealized appreciation/(depreciation)	(61,443)
Purchases	—
Sales	(30,385,760)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of August 31, 2022	$22,525,574
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(61,443)

CCM Community Impact Bond Fund

Schedule of Investments August 31, 2022 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2022. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2022	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$8,537,369	Matrix Pricing	Structure	3 out of lockout with average remaining maturity term 0.45 years. The remaining FHA Security has a lockout terms remaining of 2.33 Years.
			Average Life Years	0.15-3.04 (1.17) Years
			Spread to Benchmark	N+255 - N+417 (N+326)
U.S. Government & Agency Obligations - USDA Loan	$13,988,205	Matrix Pricing	Structure Spread to Benchmark Average Life Years	Fixed Coupon N+448 7.27 Years

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2022, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.